1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.2%)
Popular ABS Mortgage Pass-Through Trust,
Series 2005-5 MV1
2.919%, 11/25/35(l)		$52,566	$52,498
TICP CLO XI Ltd.,
Series 2018-11A E
8.710%, 10/20/31(l)§		1,310,000	1,159,057

Total Asset- Backed Securities			1,211,555

Collateralized Mortgage Obligations (0.3%)
Connecticut Avenue Securities Trust,
Series 2018-R07 1M2
4.659%, 4/25/31(l)§		83,419	83,319
FNMA,
Series 2018-C06 1M2
4.259%, 3/25/31(l)		401,739	401,304
Residential Mortgage Loan Trust,
Series 2019-3 A1
2.633%, 9/25/59(l)§		210,228	205,635
TDA CAM 9 FTA,
Series 9 B
0.612%, 4/28/50(l)(m)	EUR	800,000	664,829
Towd Point Mortgage Trust,
Series 2018-3 A2
3.875%, 5/25/58(l)§		$345,000	331,487

Total Collateralized Mortgage Obligations			1,686,574

Commercial Mortgage-Backed Securities (3.6%)
FREMF Mortgage Trust,
Series 2015-K48 B
3.645%, 8/25/48(l)§		2,710,000	2,654,680
Series 2017-K61 C
3.689%, 12/25/49(l)§		955,000	900,784
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8 C
4.717%, 6/15/51(l)		12,000,000	11,180,171
Wells Fargo Commercial Mortgage Trust,
Series 2019-C49 D
3.000%, 3/15/52§		11,154,000	8,768,960

Total Commercial Mortgage- Backed Securities			23,504,595

Convertible Bonds (0.8%)
Health Care (0.3%)
Health Care Equipment & Supplies (0.3%)
Haemonetics Corp.
(Zero Coupon), 3/1/26		2,830,000	2,286,799

Total Health Care			2,286,799

Information Technology (0.5%)
Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp.
1.500%, 2/1/24(e)		3,450,000	3,286,125

Total Information Technology			3,286,125

Total Convertible Bonds			5,572,924

Corporate Bonds (6.7%)
Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Energean Israel Finance Ltd.
5.875%, 3/30/31(m)		7,380,000	6,309,900
New Fortress Energy, Inc.
6.750%, 9/15/25§		7,060,000	6,892,325

			13,202,225

Total Energy			13,202,225

Financials (3.2%)
Banks (2.4%)
Bank of Nova Scotia
(The) (United States SOFR Compounded Index + 0.55%), 2.830%, 9/15/23(k)		10,575,000	10,510,227
Commonwealth Bank of Australia
(SOFR + 0.40%), 2.680%, 7/7/25(k)§		5,340,000	5,242,368

			15,752,595

Capital Markets (0.8%)
Ares Capital Corp.
4.250%, 3/1/25		1,070,000	1,041,887
Golub Capital BDC, Inc.
2.500%, 8/24/26		4,475,000	3,892,654

			4,934,541

Total Financials			20,687,136

Real Estate (1.5%)
Real Estate Management & Development (1.5%)
Country Garden Holdings Co. Ltd.
4.800%, 8/6/30(m)		12,250,000	3,797,500
3.875%, 10/22/30(m)		6,130,000	1,884,975
Vanke Real Estate Hong Kong Co. Ltd.
3.975%, 11/9/27(m)(x)		5,160,000	4,269,255

			9,951,730

Total Real Estate			9,951,730

Total Corporate Bonds			43,841,091

Foreign Government Securities (11.0%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	81,140,000	17,796,122
Mex Bonos Desarr Fix Rt
Series M
8.000%, 11/7/47	MXN	36,000,000	1,618,057
8.000%, 7/31/53		57,000,000	2,555,096
Notas do Tesouro Nacional
10.000%, 1/1/31	BRL	128,200,000	21,037,168
10.000%, 1/1/33		83,000,000	13,313,864

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Titulos de Tesoreria
Series B
7.000%, 3/26/31	COP	67,880,000,000	$11,219,834
7.250%, 10/26/50		29,800,000,000	4,129,476

Total Foreign Government Securities			71,669,617

Mortgage-Backed Security (9.9%)
FNMA UMBS
4.000%, 6/1/52		$63,833,897	64,246,468

Total Mortgage-Backed Security			64,246,468

U.S. Treasury Obligations (64.6%)
U.S. Treasury Bonds
2.000%, 8/15/51		93,600,000	74,942,956
2.250%, 2/15/52		76,910,000	65,493,672
2.875%, 5/15/52		89,100,000	87,095,250
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.571%, 10/31/23(k)		31,520,000	31,548,242
(US Treasury 3 Month Bill Money Market Yield - 0.08%), 2.461%, 4/30/24(k)		162,730,000	162,456,939

Total U.S. Treasury Obligations			421,537,059

Total Long-Term Debt Securities (97.1%) (Cost $657,137,166)			633,269,883

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, IM Shares		11,911,864	11,914,246

	Principal Amount
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22,due 8/1/22, repurchase price $784,566,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $800,108. (xx)		$784,420	784,420

Total Short-Term Investments (2.0%) (Cost $12,697,602)			12,698,666

Total Investments in Securities (99.1%) (Cost $669,834,768)			645,968,549
Other Assets Less Liabilities (0.9%)			6,050,361

Net Assets (100%)			$652,018,910

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2022, the market value of these securities amounted to $26,238,615 or 4.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2022, the market value of these securities amounted to $16,926,459 or 2.6% of net assets.

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)	At July 31, 2022, the Portfolio had loaned securities with a total value of $768,945. This was collateralized by cash of $784,420 which was subsequently invested in joint repurchase agreements.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

CNY — Chinese Renminbi

COP — Colombian Peso

EUR — European Currency Unit

FNMA — Federal National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

SOFR — Secured Overnight Financing Rate

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	0.8%
Brazil	5.3
Canada	1.6
Cayman Islands	0.2
China	1.5
Colombia	2.4
Israel	1.0
Mexico	0.6
Peru	2.7
Spain	0.1
United States	82.9
Cash and Other	0.9

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

Futures contracts outstanding as of July 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Ultra Bond	438	9/2022	USD	69,340,875	1,609,217

					1,609,217

Forward Foreign Currency Contracts outstanding as of July 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	18,003,884	PEN	69,540,000	HSBC Bank plc**	8/9/2022	296,611
USD	19,392,867	CNY	129,300,000	HSBC Bank plc**	8/18/2022	192,248
USD	4,292,976	MXN	87,600,000	JPMorgan Chase Bank	8/24/2022	13,415
USD	13,727,931	CLP	12,130,000,000	HSBC Bank plc**	9/6/2022	355,480
AUD	91,460,000	USD	62,452,161	Goldman Sachs Bank USA	9/7/2022	1,491,989
AUD	67,150,000	USD	46,411,551	JPMorgan Chase Bank	9/7/2022	536,291
JPY	6,921,000,000	USD	51,306,336	JPMorgan Chase Bank	9/26/2022	823,646
JPY	2,553,000,000	USD	19,072,592	Morgan Stanley	9/26/2022	156,976
NZD	30,510,000	USD	19,058,987	HSBC Bank plc	10/5/2022	121,682
BRL	210,280,000	USD	38,125,665	HSBC Bank plc**	10/19/2022	1,637,221

Total unrealized appreciation						5,625,559

CNY	180,270,000	USD	26,848,007	HSBC Bank plc**	8/18/2022	(78,513)
USD	39,016,020	CNY	267,170,000	HSBC Bank plc**	8/18/2022	(657,834)
CLP	34,900,000,000	USD	43,775,478	HSBC Bank plc**	9/6/2022	(5,300,741)
USD	110,103,087	AUD	158,610,000	JPMorgan Chase Bank	9/7/2022	(788,905)
USD	51,445,013	AUD	74,150,000	Morgan Stanley	9/7/2022	(396,870)
JPY	2,636,000,000	USD	20,084,881	JPMorgan Chase Bank	9/26/2022	(230,144)
USD	32,684,127	BRL	178,280,000	HSBC Bank plc**	10/19/2022	(1,027,720)
USD	32,078,710	CAD	41,460,000	JPMorgan Chase Bank	10/25/2022	(288,692)
USD	6,295,794	COP	28,570,000,000	JPMorgan Chase Bank**	10/27/2022	(262,905)

Total unrealized depreciation						(9,032,324)

Net unrealized depreciation						(3,406,765)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,211,555	$—	$1,211,555
Collateralized Mortgage Obligations	—	1,686,574	—	1,686,574
Commercial Mortgage-Backed Securities	—	23,504,595	—	23,504,595
Convertible Bonds
Health Care	—	2,286,799	—	2,286,799
Information Technology	—	3,286,125	—	3,286,125
Corporate Bonds
Energy	—	13,202,225	—	13,202,225
Financials	—	20,687,136	—	20,687,136
Real Estate	—	9,951,730	—	9,951,730
Foreign Government Securities	—	71,669,617	—	71,669,617
Forward Currency Contracts	—	5,625,559	—	5,625,559
Futures	1,609,217	—	—	1,609,217
Mortgage-Backed Security	—	64,246,468	—	64,246,468
Short-Term Investments
Investment Company	11,914,246	—	—	11,914,246
Repurchase Agreement	—	784,420	—	784,420
U.S. Treasury Obligations	—	421,537,059	—	421,537,059

Total Assets	$13,523,463	$639,679,862	$—	$653,203,325

Liabilities:
Forward Currency Contracts	$—	$(9,032,324)	$—	$(9,032,324)

Total Liabilities	$—	$(9,032,324)	$—	$(9,032,324)

Total	$13,523,463	$630,647,538	$—	$644,171,001

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,896,859
Aggregate gross unrealized depreciation	(36,226,517)

Net unrealized depreciation	$(24,329,658)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$668,500,659

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.4%)
GSAA Home Equity Trust,
Series 2007-9 A2A
6.500%, 8/25/47	$316,514	$200,038
Lehman ABS Mortgage Loan Trust,
Series 2007-1 2A4
2.559%, 6/25/37(l)§	366,643	262,468
Long Beach Mortgage Loan Trust,
Series 2006-7 1A
2.569%, 8/25/36(l)	426,028	256,767
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE2 A1
2.389%, 1/25/37(l)§	875,733	394,762
Tricon Residential Trust,
Series 2021-SFR1 E1
2.794%, 7/17/38§	400,000	360,125

Total Asset-Backed Securities		1,474,160

Collateralized Mortgage Obligations (8.4%)
Alternative Loan Trust,
Series 2007-9T1 2A1
6.000%, 5/25/37	1,347,565	709,029
Banc of America Alternative Loan Trust,
Series 2006-5 CB14
6.000%, 6/25/46(l)	136,941	125,220
CHL Mortgage Pass-Through Trust,
Series 2006-20 1A33
6.000%, 2/25/37	429,147	256,358
Series 2006-OA5 2A1
2.659%, 4/25/46(l)	487,648	397,949
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	995,402	1,011,482
FHLMC STACR REMIC Trust,
Series 2022-DNA3 M1B
4.414%, 4/25/42(l)§	500,000	485,203
FNMA,
Series 2013-5 EZ
2.000%, 8/25/42	236,613	215,151
Series 2018-21
(Zero Coupon), 4/25/48 PO	89,486	73,178
Series 2021-48 NS
2.136%, 8/25/51 IO(l)	137,615	9,682
GNMA,
Series 2020-188
2.000%, 12/20/50 IO	155,365	16,236
Series 2021-117 ID
3.500%, 6/20/51 IO	97,040	10,678
Series 2021-159 IU
3.000%, 9/20/51 IO	120,810	17,174
Series 2021-98 IG
3.000%, 6/20/51 IO	1,109	167
HarborView Mortgage Loan Trust,
Series 2005-8 1A2A
2.780%, 9/19/35(l)	308,771	231,887
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	178,781	173,380
PMT Credit Risk Transfer Trust,
Series 2019-2R A
5.050%, 5/27/23(l)§	275,198	269,150
Series 2019-3R A
5.000%, 10/27/22(l)§	145,069	144,318
RALI Trust,
Series 2006-QO10 A1
2.579%, 1/25/37(l)	387,701	346,011
Series 2006-QS3 1A10
6.000%, 3/25/36	191,730	172,485
Series 2006-QS4 A10
6.000%, 4/25/36	310,987	278,987
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-AR6 A2
2.826%, 10/25/37(l)	142,430	135,501

Total Collateralized Mortgage Obligations		5,079,226

Corporate Bonds (14.0%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.500%, 9/15/53	118,000	94,276
CCO Holdings LLC
4.750%, 2/1/32§	20,000	17,663
4.250%, 1/15/34§	20,000	16,495
Frontier Communications Holdings LLC
5.875%, 10/15/27§	10,000	9,850
5.000%, 5/1/28§	20,000	18,795
6.000%, 1/15/30§	20,000	16,800
Lumen Technologies, Inc.
5.125%, 12/15/26§	30,000	27,375
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%),
2.511%, 5/15/25(k)	55,000	54,618
3.875%, 3/1/52	20,000	17,742

		273,614

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	25,000	20,756
Magallanes, Inc.
3.755%, 3/15/27§	60,000	57,724

		78,480

Media (0.7%)
Cengage Learning, Inc.
9.500%, 6/15/24(x)§	25,000	23,687
Charter Communications Operating LLC
4.908%, 7/23/25	115,000	116,755
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	30,000	24,075
Comcast Corp.
3.400%, 4/1/30	60,000	58,337
Directv Financing LLC
5.875%, 8/15/27§	20,000	18,655

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
DISH DBS Corp.
5.750%, 12/1/28§	$20,000	$16,200
McGraw-Hill Education, Inc.
5.750%, 8/1/28§	20,000	18,000
News Corp.
5.125%, 2/15/32§	10,000	9,638
Scripps Escrow, Inc.
5.875%, 7/15/27(x)§	30,000	28,688
Sirius XM Radio, Inc.
5.500%, 7/1/29§	35,000	34,212
Univision Communications, Inc.
4.500%, 5/1/29§	20,000	17,925
7.375%, 6/30/30§	30,000	30,194

		396,366

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
2.250%, 2/15/26	60,000	56,025

Total Communication Services		804,485

Consumer Discretionary (1.8%)
Auto Components (0.1%)
American Axle & Manufacturing, Inc.
5.000%, 10/1/29(x)	15,000	13,059
Dealer Tire LLC
8.000%, 2/1/28§	15,000	13,500
Goodyear Tire & Rubber Co. (The)
5.250%, 7/15/31	35,000	30,406
Icahn Enterprises LP
5.250%, 5/15/27	25,000	24,047

		81,012

Automobiles (0.1%)
Ford Motor Co.
3.250%, 2/12/32	50,000	41,438

Distributors (0.0%)†
BCPE Empire Holdings, Inc.
7.625%, 5/1/27§	25,000	22,000

Diversified Consumer Services (0.0%)†
Metis Merger Sub LLC
6.500%, 5/15/29§	35,000	29,750

Hotels, Restaurants & Leisure (1.0%)
Boyne USA, Inc.
4.750%, 5/15/29§	60,000	56,175
Caesars Entertainment, Inc.
4.625%, 10/15/29§	20,000	16,956
Carnival Corp.
5.750%, 3/1/27§	90,000	71,100
Cedar Fair LP
5.250%, 7/15/29	25,000	23,850
Expedia Group, Inc.
5.000%, 2/15/26	55,000	55,474
3.250%, 2/15/30	60,000	51,696
Fertitta Entertainment LLC
6.750%, 1/15/30§	30,000	24,450
Marriott International, Inc.
Series R
3.125%, 6/15/26	60,000	57,798
McDonald’s Corp.
3.600%, 7/1/30	60,000	59,077
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	40,000	36,400
NCL Corp. Ltd.
5.875%, 2/15/27§	20,000	18,317
Premier Entertainment Sub LLC
5.625%, 9/1/29§	25,000	19,937
Scientific Games Holdings LP
6.625%, 3/1/30§	35,000	31,413
Scientific Games International, Inc.
7.250%, 11/15/29§	20,000	20,000
Viking Cruises Ltd.
5.875%, 9/15/27§	55,000	44,697

		587,340

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	35,000	28,095
SWF Escrow Issuer Corp.
6.500%, 10/1/29§	20,000	14,200

		42,295

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	110,000	110,537

Specialty Retail (0.3%)
Dick’s Sporting Goods, Inc.
3.150%, 1/15/32	65,000	53,391
Michaels Cos., Inc. (The)
5.250%, 5/1/28(x)§	20,000	16,653
Sonic Automotive, Inc.
4.625%, 11/15/29§	45,000	38,115
SRS Distribution, Inc.
4.625%, 7/1/28(x)§	30,000	27,900
Staples, Inc.
7.500%, 4/15/26§	30,000	26,475
Victoria’s Secret & Co.
4.625%, 7/15/29§	25,000	20,570

		183,104

Total Consumer Discretionary		1,097,476

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	55,000	55,855
Constellation Brands, Inc.
3.150%, 8/1/29	50,000	46,493
2.875%, 5/1/30	10,000	9,046
PepsiCo, Inc.
3.600%, 2/18/28	20,000	20,390
Primo Water Holdings, Inc.
4.375%, 4/30/29§	20,000	17,225

		149,009

Food & Staples Retailing (0.3%)
Performance Food Group, Inc.
5.500%, 10/15/27§	35,000	34,650
4.250%, 8/1/29§	20,000	17,550
Sysco Corp.
5.950%, 4/1/30	49,000	53,922
United Natural Foods, Inc.
6.750%, 10/15/28§	25,000	25,094

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
US Foods, Inc.
4.625%, 6/1/30§	$45,000	$41,119

		172,335

Food Products (0.2%)
Post Holdings, Inc.
5.500%, 12/15/29§	10,000	9,463
4.625%, 4/15/30§	6,000	5,369
Smithfield Foods, Inc.
4.250%, 2/1/27§	100,000	97,500
3.000%, 10/15/30§	5,000	4,169

		116,501

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	35,000	29,925
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	25,000	21,375
7.000%, 12/31/27§	20,000	15,100

		66,400

Personal Products (0.0%)†
Coty, Inc.
5.000%, 4/15/26§	20,000	19,590

Tobacco (0.1%)
Altria Group, Inc.
4.450%, 5/6/50	50,000	37,282

Total Consumer Staples		561,117

Energy (1.5%)
Energy Equipment & Services (0.1%)
Transocean Poseidon Ltd.
6.875%, 2/1/27§	26,250	24,084
USA Compression Partners LP
6.875%, 9/1/27	50,000	45,850
Weatherford International Ltd.
6.500%, 9/15/28§	20,000	19,081

		89,015

Oil, Gas & Consumable Fuels (1.4%)
Antero Midstream Partners LP
5.750%, 3/1/27§	16,000	15,640
BP Capital Markets America, Inc.
2.939%, 6/4/51	75,000	57,243
Callon Petroleum Co.
7.500%, 6/15/30§	25,000	23,911
Chesapeake Energy Corp.
5.875%, 2/1/29§	30,000	29,887
CNX Resources Corp.
6.000%, 1/15/29§	25,000	24,250
Energy Transfer LP
4.750%, 1/15/26	50,000	50,235
4.200%, 4/15/27	5,000	4,897
EQM Midstream Partners LP
4.750%, 1/15/31§	40,000	36,136
Hess Midstream Operations LP
5.125%, 6/15/28§	35,000	33,905
4.250%, 2/15/30§	35,000	31,115
Hilcorp Energy I LP
6.250%, 11/1/28§	30,000	28,986
5.750%, 2/1/29§	15,000	13,968
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	45,000	49,954
MEG Energy Corp.
7.125%, 2/1/27§	35,000	36,050
5.875%, 2/1/29§	5,000	4,800
NGL Energy Operating LLC
7.500%, 2/1/26§	40,000	36,450
NuStar Logistics LP
6.375%, 10/1/30	25,000	23,063
Occidental Petroleum Corp.
6.625%, 9/1/30	20,000	22,138
6.125%, 1/1/31(x)	25,000	26,750
6.450%, 9/15/36	15,000	16,635
Parkland Corp.
4.500%, 10/1/29§	25,000	22,125
Pioneer Natural Resources Co.
1.900%, 8/15/30	65,000	54,852
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	55,000	55,936
Southwestern Energy Co.
5.375%, 2/1/29	20,000	18,950
4.750%, 2/1/32	20,000	18,650
Sunoco LP
6.000%, 4/15/27	15,000	14,911
4.500%, 5/15/29	10,000	9,005
Total Energies Capital International SA
3.386%, 6/29/60	55,000	45,223
Williams Cos., Inc. (The)
3.500%, 10/15/51	30,000	23,609

		829,274

Total Energy		918,289

Financials (3.1%)
Banks (1.3%)
Bank of America Corp.
(SOFR + 1.11%),
3.841%, 4/25/25(k)	15,000	14,941
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	110,000	88,605
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	60,000	56,299
Bank of Nova Scotia (The)
3.450%, 4/11/25	120,000	119,015
Citigroup, Inc.
(SOFR + 1.35%),
3.057%, 1/25/33(k)	95,000	84,426
JPMorgan Chase & Co.
(SOFR + 1.99%),
4.851%, 7/25/28(k)	25,000	25,680
(SOFR + 1.26%),
2.963%, 1/25/33(k)	125,000	111,188
Santander Holdings USA, Inc.
3.400%, 1/18/23	105,000	104,798
(SOFR + 1.25%),
2.490%, 1/6/28(k)	65,000	58,249

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
(SOFR + 1.98%),
4.808%, 7/25/28(k)	$20,000	$20,474
4.650%, 11/4/44	55,000	51,663
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36(k)	65,000	53,387

		788,725

Capital Markets (0.4%)
Ares Capital Corp.
2.150%, 7/15/26	55,000	47,573
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%),
3.100%, 9/10/27(k)	120,000	113,117
Morgan Stanley
(SOFR + 1.36%),
2.484%, 9/16/36(k)	125,000	100,734

		261,424

Consumer Finance (0.7%)
American Express Co.
3.400%, 2/22/24	50,000	49,848
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	105,000	91,659
Discover Financial Services
4.100%, 2/9/27	80,000	78,221
General Motors Financial Co., Inc.
2.400%, 10/15/28	65,000	55,450
Navient Corp.
5.000%, 3/15/27	15,000	13,537
OneMain Finance Corp.
6.625%, 1/15/28(x)	30,000	28,013
Synchrony Financial
2.875%, 10/28/31	105,000	83,330

		400,058

Insurance (0.5%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	18,996
AmWINS Group, Inc.
4.875%, 6/30/29§	30,000	27,233
Athene Global Funding
(United States SOFR Compounded Index + 0.56%), 2.840%, 8/19/24(k)§	115,000	111,793
GTCR AP Finance, Inc.
8.000%, 5/15/27§	30,000	29,250
NFP Corp.
6.875%, 8/15/28§	20,000	17,565
Prudential Financial, Inc.
3.905%, 12/7/47	55,000	49,350
Willis North America, Inc.
4.500%, 9/15/28	55,000	54,819

		309,006

Thrifts & Mortgage Finance (0.2%)
Nationstar Mortgage Holdings, Inc.
5.750%, 11/15/31§	60,000	50,175
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	45,000	36,731

		86,906

Total Financials		1,846,119

Health Care (1.3%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	115,000	114,995

Health Care Equipment & Supplies (0.0%)†
Medline Borrower LP
5.250%, 10/1/29§	40,000	35,942

Health Care Providers & Services (0.9%)
AdaptHealth LLC
5.125%, 3/1/30§	40,000	36,612
Centene Corp.
2.500%, 3/1/31	65,000	55,656
Community Health Systems, Inc.
6.000%, 1/15/29§	30,000	26,100
6.875%, 4/15/29§	20,000	11,100
CVS Health Corp.
5.050%, 3/25/48	80,000	81,687
Elevance Health, Inc.
2.375%, 1/15/25	50,000	48,651
4.550%, 5/15/52	15,000	15,157
HCA, Inc.
4.125%, 6/15/29	60,000	57,644
Legacy LifePoint Health LLC
6.750%, 4/15/25§	10,000	9,753
4.375%, 2/15/27§	25,000	22,250
ModivCare Escrow Issuer, Inc.
5.000%, 10/1/29§	10,000	9,112
Owens & Minor, Inc.
6.625%, 4/1/30§	30,000	29,939
Radiology Partners, Inc.
9.250%, 2/1/28§	20,000	14,800
RP Escrow Issuer LLC
5.250%, 12/15/25§	40,000	35,700
Tenet Healthcare Corp.
6.125%, 10/1/28§	20,000	19,500
6.125%, 6/15/30§	35,000	35,273
UnitedHealth Group, Inc.
4.950%, 5/15/62	25,000	27,147

		536,081

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24(x)	40,000	38,126

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc.
6.125%, 2/1/27§	15,000	12,787
6.250%, 2/15/29§	15,000	8,025
Royalty Pharma plc
3.300%, 9/2/40	70,000	54,819

		75,631

Total Health Care		800,775

Industrials (1.4%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.950%, 2/1/30	65,000	56,795

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Raytheon Technologies Corp.
3.030%, 3/15/52	$65,000	$51,356
TransDigm, Inc.
6.250%, 3/15/26§	55,000	55,412
5.500%, 11/15/27	30,000	28,350

		191,913

Air Freight & Logistics (0.0%)†
FedEx Corp.
4.750%, 11/15/45	10,000	9,753

Airlines (0.1%)
American Airlines, Inc.
5.750%, 4/20/29§	40,000	38,200

Building Products (0.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	10,000	10,133
Builders FirstSource, Inc.
6.375%, 6/15/32§	20,000	19,708
Griffon Corp.
5.750%, 3/1/28	50,000	47,735
Owens Corning
4.400%, 1/30/48	60,000	51,486

		129,062

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	20,000	19,392
9.750%, 7/15/27§	40,000	36,692
Garda World Security Corp.
6.000%, 6/1/29§	35,000	27,300
Madison IAQ LLC
4.125%, 6/30/28§	25,000	22,000
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	30,000	29,710

		135,094

Construction & Engineering (0.2%)
Pike Corp.
5.500%, 9/1/28§	55,000	46,750
Quanta Services, Inc.
2.350%, 1/15/32	70,000	56,576

		103,326

Machinery (0.1%)
Parker-Hannifin Corp.
4.250%, 9/15/27	30,000	30,552

Road & Rail (0.2%)
CSX Corp.
3.800%, 11/1/46	60,000	53,227
NESCO Holdings II, Inc.
5.500%, 4/15/29§	5,000	4,350
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	60,000	59,317
Uber Technologies, Inc.
4.500%, 8/15/29§	20,000	17,875

		134,769

Trading Companies & Distributors (0.1%)
Air Lease Corp.
1.875%, 8/15/26	55,000	49,012

Total Industrials		821,681

Information Technology (0.8%)
Communications Equipment (0.0%)†
CommScope, Inc.
4.750%, 9/1/29§	25,000	21,674

IT Services (0.2%)
Western Union Co. (The)
2.750%, 3/15/31	115,000	97,491

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc.
3.500%, 2/15/41§	140,000	112,203
NXP BV
3.875%, 6/18/26	110,000	108,660
Qorvo, Inc.
1.750%, 12/15/24§	20,000	18,683

		239,546

Software (0.1%)
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	25,000	22,125
Minerva Merger Sub, Inc.
6.500%, 2/15/30§	35,000	31,675
Oracle Corp.
3.600%, 4/1/50	55,000	40,374

		94,174

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc.
1.875%, 6/22/25	60,000	56,632

Total Information Technology		509,517

Materials (0.6%)
Chemicals (0.2%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	35,000	30,164
CVR Partners LP
6.125%, 6/15/28§	20,000	18,200
EverArc Escrow Sarl
5.000%, 10/30/29§	40,000	35,049
WR Grace Holdings LLC
5.625%, 8/15/29§	40,000	33,760

		117,173

Containers & Packaging (0.2%)
Clydesdale Acquisition Holdings, Inc.
6.625%, 4/15/29§	30,000	30,229
Packaging Corp. of America
3.000%, 12/15/29	60,000	55,188
WRKCo, Inc.
3.750%, 3/15/25	60,000	59,788

		145,205

Metals & Mining (0.2%)
Arconic Corp.
6.125%, 2/15/28§	40,000	39,879
Glencore Funding LLC
1.625%, 4/27/26§	40,000	35,955
3.375%, 9/23/51§	30,000	21,011
SunCoke Energy, Inc.
4.875%, 6/30/29§	25,000	21,162

		118,007

Total Materials		380,385

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	$70,000	$48,793
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	60,000	58,286
Invitation Homes Operating Partnership LP (REIT)
2.700%, 1/15/34	70,000	56,142
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	15,000	13,163
Park Intermediate Holdings LLC (REIT)
4.875%, 5/15/29§	25,000	22,956
Welltower, Inc. (REIT)
2.050%, 1/15/29	65,000	56,432

		255,772

Real Estate Management & Development (0.1%)
Realogy Group LLC
5.250%, 4/15/30§	35,000	27,829

Total Real Estate		283,601

Utilities (0.8%)
Electric Utilities (0.4%)
Duke Energy Carolinas LLC
3.550%, 3/15/52	15,000	13,205
Exelon Corp.
4.100%, 3/15/52§	15,000	13,691
Monongahela Power Co.
5.400%, 12/15/43§55,000		56,893
NRG Energy, Inc.
3.625%, 2/15/31§	45,000	38,264
Pacific Gas and Electric Co.
2.500%, 2/1/31	70,000	55,938
Southern Co. (The)
Series 21-A (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)	60,000	52,223
Virginia Electric and Power Co.
Series B
3.750%, 5/15/27	25,000	25,027

		255,241

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	55,000	48,411
Ferrellgas LP
5.375%, 4/1/26§	15,000	13,950
Suburban Propane Partners LP
5.000%, 6/1/31§	40,000	36,400
Superior Plus LP
4.500%, 3/15/29§	35,000	32,200

		130,961

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp.
5.125%, 3/15/28§	25,000	23,818
4.625%, 2/1/29§	15,000	13,499

		37,317

Water Utilities (0.1%)
Essential Utilities, Inc.
2.704%, 4/15/30	65,000	58,217

Total Utilities		481,736

Total Corporate Bonds		8,505,181

Mortgage-Backed Securities (5.4%)
FHLMC UMBS
2.000%, 9/1/51	254,458	230,908
2.000%, 11/1/51	382,123	344,610
3.500%, 6/1/52	247,278	245,024
4.000%, 6/1/52	149,072	150,221
FNMA
2.460%, 4/1/32	103,070	95,922
FNMA UMBS
3.000%, 10/1/46	390,038	382,901
3.000%, 2/1/47	139,173	136,191
4.000%, 5/1/49	224,235	228,435
3.500%, 11/1/50	209,452	209,113
2.500%, 2/1/51	282,666	265,169
3.500%, 7/1/51	184,277	184,152
2.500%, 12/1/51	57,862	54,081
2.500%, 1/1/52	96,893	90,533
4.000%, 7/1/52	99,535	100,147
5.000%, 7/1/52	99,263	102,085
GNMA
2.500%, 10/20/51	259,218	245,019
2.500%, 11/20/51	177,215	167,508

Total Mortgage-Backed Securities		3,232,019

U.S. Treasury Obligations (8.0%)
U.S. Treasury Bonds
2.250%, 5/15/41	200,000	172,313
3.250%, 5/15/42	270,000	272,236
1.250%, 5/15/50	1,080,000	712,462
2.875%, 5/15/52	330,000	322,575
U.S. Treasury Notes
0.125%, 4/30/23	270,000	264,296
0.125%, 7/31/23	480,000	466,692
0.125%, 8/31/23	130,000	126,085
3.000%, 6/30/24	480,000	480,696
3.000%, 7/15/25	500,000	502,461
0.375%, 11/30/25	260,000	239,947
2.750%, 7/31/27	570,000	571,425
1.250%, 3/31/28	160,000	147,500
2.625%, 7/31/29	430,000	428,119
2.875%, 5/15/32	160,000	163,075

Total U.S. Treasury Obligations		4,869,882

Total Long-Term Debt Securities (38.2%) (Cost $25,138,598)		23,160,468

	Number of Shares
COMMON STOCKS:
Communication Services (2.6%)
Interactive Media & Services (2.1%)
Alphabet, Inc., Class A*	7,780	904,970
Meta Platforms, Inc., Class A*	2,405	382,635

		1,287,605

Media (0.5%)
Comcast Corp., Class A	8,300	311,416

Total Communication Services		1,599,021

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Discretionary (2.8%)
Hotels, Restaurants & Leisure (0.6%)
McDonald’s Corp.	1,234	$324,999

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	5,402	729,000

Multiline Retail (0.6%)
Dollar General Corp.	1,456	361,714

Specialty Retail (0.4%)
Ross Stores, Inc.	3,198	259,869

Total Consumer Discretionary		1,675,582

Consumer Staples (2.1%)
Beverages (0.6%)
Constellation Brands, Inc., Class A	1,600	394,096

Food & Staples Retailing (0.4%)
Sysco Corp.	2,643	224,391

Household Products (0.6%)
Procter & Gamble Co. (The)	2,526	350,887

Tobacco (0.5%)
Philip Morris International, Inc.	2,993	290,770

Total Consumer Staples		1,260,144

Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Exxon Mobil Corp.	4,861	471,177
Pioneer Natural Resources Co.	1,213	287,420

		758,597

Total Energy		758,597

Financials (2.9%)
Banks (1.0%)
Bank of America Corp.	9,993	337,863
Truist Financial Corp.	5,268	265,876

		603,739

Capital Markets (0.8%)
Charles Schwab Corp. (The)	4,057	280,136
Intercontinental Exchange, Inc.	2,158	220,094

		500,230

Consumer Finance (0.3%)
American Express Co.	1,176	181,128

Insurance (0.8%)
Aflac, Inc.	4,445	254,699
Markel Corp.*	151	195,868

		450,567

Total Financials		1,735,664

Health Care (4.2%)
Biotechnology (0.5%)
BioMarin Pharmaceutical, Inc.*	2,106	181,221
Vertex Pharmaceuticals, Inc.*	415	116,370

		297,591

Health Care Equipment & Supplies (1.2%)
Alcon, Inc.(x)	3,393	264,959
Boston Scientific Corp.*	11,341	465,548

		730,507

Health Care Providers & Services (1.6%)
Elevance Health, Inc.	816	389,314
UnitedHealth Group, Inc.	1,133	614,471

		1,003,785

Pharmaceuticals (0.9%)
AstraZeneca plc (ADR)	6,270	415,262
Roche Holding AG (ADR)	2,720	112,799

		528,061

Total Health Care		2,559,944

Industrials (2.4%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	2,380	379,158

Electrical Equipment (0.9%)
AMETEK, Inc.	1,519	187,597
nVent Electric plc	9,337	329,689

		517,286

Machinery (0.5%)
Fortive Corp.	4,649	299,628

Trading Companies & Distributors (0.4%)
Herc Holdings, Inc.	2,161	268,007

Total Industrials		1,464,079

Information Technology (6.8%)
Communications Equipment (0.5%)
Motorola Solutions, Inc.	1,347	321,381

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	5,595	205,672

IT Services (1.3%)
Fidelity National Information Services, Inc.	2,998	306,276
PayPal Holdings, Inc.*	2,273	196,683
Visa, Inc., Class A	1,303	276,379

		779,338

Semiconductors & Semiconductor Equipment (0.4%)
Analog Devices, Inc.	1,389	238,852

Software (2.8%)
Adobe, Inc.*	621	254,685
Microsoft Corp.	4,637	1,301,791
Splunk, Inc.*	1,543	160,333

		1,716,809

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	5,267	855,940

Total Information Technology		4,117,992

Materials (0.7%)
Chemicals (0.7%)
DuPont de Nemours, Inc.	3,627	222,081
International Flavors & Fragrances, Inc.	1,801	223,414

		445,495

Total Materials		445,495

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	1,105	$299,267

Total Real Estate		299,267

Total Common Stocks (26.2%) (Cost $12,279,635)		15,915,785

INVESTMENT COMPANIES:
Fixed Income (5.4%)
DoubleLine Floating Rate Fund , Class I‡	223,875	2,023,828
DoubleLine Global Bond Fund , Class I‡	142,691	1,247,118

Total Investment Companies (5.4%) (Cost $3,585,155)		3,270,946

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	50,000	50,000

	Principal Amount
Repurchase Agreement (0.5%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $304,975, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $311,016. (xx)	$304,918	304,918

U.S. Treasury Obligations (24.9%)
U.S. Treasury Bills
2.12%, 9/8/22(p)	3,400,000	3,392,204
2.66%, 12/1/22(p)	1,500,000	1,486,489
2.72%, 12/29/22(p)	4,000,000	3,954,916
2.82%, 1/26/23(p)	400,000	394,467
2.80%, 2/23/23(p)	3,000,000	2,952,451
2.87%, 5/18/23(p)	1,000,000	977,308
2.90%, 6/15/23(p)	2,000,000	1,949,829

Total U.S. Treasury Obligations		15,107,664

Total Short-Term Investments (25.5%) (Cost $15,562,778)		15,462,582

Total Investments in Securities (95.3%) (Cost $56,566,166)		57,809,781
Other Assets Less Liabilities (4.7%)		2,878,912

Net Assets (100%)		$60,688,693

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2022, the market value of these securities amounted to $5,681,335 or 9.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2022.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)

At July 31, 2022, the Portfolio had loaned securities with a total value of $350,674. This was collateralized by cash of $354,918 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt
CAPE — Cyclically Adjusted Price Earnings
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only
LIBOR — London Interbank Offered Rate
OTC — Over- the-counter
PO — Principal Only
REMIC — Real Estate Mortgage Investment Conduit
SOFR — Secured Overnight Financing Rate
STACR — Structured Agency Credit Risk
UMBS — Uniform Mortgage-Backed Securities
USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

Investments in companies which were affiliates for the nine months ended July 31, 2022, were as follows:

Security Description	Shares at July 31, 2022	Market Value October 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value July 31, 2022 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	223,875	2,340,120	—	(200,000)	(9,108)	(107,184)	2,023,828	61,923	—
DoubleLine Global Bond Fund, Class I	142,691	2,076,431	200,000	(800,000)	(65,808)	(163,505)	1,247,118	—	19,001

Total		4,416,551	200,000	(1,000,000)	(74,916)	(270,689)	3,270,946	61,923	19,001

OTC Total return swap contracts outstanding as of July 31, 2022 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II Excess Return Index	0.40% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	8/19/2022	USD 15,400,000	1,200,145

							1,200,145

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,474,160	$—	$1,474,160
Collateralized Mortgage Obligations	—	5,079,226	—	5,079,226
Common Stocks
Communication Services	1,599,021	—	—	1,599,021
Consumer Discretionary	1,675,582	—	—	1,675,582
Consumer Staples	1,260,144	—	—	1,260,144
Energy	758,597	—	—	758,597
Financials	1,735,664	—	—	1,735,664
Health Care	2,559,944	—	—	2,559,944
Industrials	1,464,079	—	—	1,464,079
Information Technology	4,117,992	—	—	4,117,992
Materials	445,495	—	—	445,495
Real Estate	299,267	—	—	299,267
Corporate Bonds
Communication Services	—	804,485	—	804,485
Consumer Discretionary	—	1,097,476	—	1,097,476
Consumer Staples	—	561,117	—	561,117
Energy	—	918,289	—	918,289
Financials	—	1,846,119	—	1,846,119
Health Care	—	800,775	—	800,775
Industrials	—	821,681	—	821,681
Information Technology	—	509,517	—	509,517
Materials	—	380,385	—	380,385
Real Estate	—	283,601	—	283,601
Utilities	—	481,736	—	481,736
Investment Companies	3,270,946	—	—	3,270,946
Mortgage-Backed Securities	—	3,232,019	—	3,232,019
Short-Term Investments
Investment Company	50,000	—	—	50,000
Repurchase Agreement	—	304,918	—	304,918
U.S. Treasury Obligations	—	15,107,664	—	15,107,664
Total Return Swaps	—	1,200,145	—	1,200,145
U.S. Treasury Obligations	—	4,869,882	—	4,869,882

Total Assets	$19,236,731	$39,773,195	$—	$59,009,926

Total Liabilities	$—	$—	$—	$—

Total	$19,236,731	$39,773,195	$—	$59,009,926

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,014,826
Aggregate gross unrealized depreciation	(3,090,520)

Net unrealized appreciation	$1,924,306

Federal income tax cost of investments in securities and derivative instruments, if applicable	$57,085,620

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.3%)
Interactive Media & Services (0.3%)
Travelzoo*	5,533	$28,163

Total Communication Services		28,163

Consumer Discretionary (13.3%)
Auto Components (2.9%)
Patrick Industries, Inc.	2,182	132,491
Superior Industries International, Inc.*	33,167	153,563
XL Fleet Corp.*	25,474	31,333

		317,387

Diversified Consumer Services (0.7%)
Chegg, Inc.*	3,410	72,633

Hotels, Restaurants & Leisure (2.1%)
Kura Sushi USA, Inc., Class A*	2,710	228,832

Household Durables (4.3%)
Century Communities, Inc.	2,294	117,384
Skyline Champion Corp.*	2,994	189,520
VOXX International Corp.*	10,169	96,199
Vuzix Corp.*	9,317	76,120

		479,223

Internet & Direct Marketing Retail (1.8%)
Lands’ End, Inc.*	5,227	66,644
Porch Group, Inc.*	26,520	51,184
Revolve Group, Inc.*	2,852	80,769

		198,597

Specialty Retail (0.7%)
Five Below, Inc.*	589	74,844

Textiles, Apparel & Luxury Goods (0.8%)
Wolverine World Wide, Inc.	3,999	89,858

Total Consumer Discretionary		1,461,374

Consumer Staples (3.0%)
Food Products (1.5%)
SunOpta, Inc.*	19,182	169,185

Personal Products (1.5%)
elf Beauty, Inc.*	4,932	165,370

Total Consumer Staples		334,555

Energy (2.7%)
Energy Equipment & Services (1.0%)
TETRA Technologies, Inc.*	25,596	112,111

Oil, Gas & Consumable Fuels (1.7%)
American Resources Corp.*	35,266	78,290
Matador Resources Co.	1,847	106,720

		185,010

Total Energy		297,121

Financials (6.7%)
Banks (2.1%)
Bancorp, Inc. (The)*	5,602	137,809
First Foundation, Inc.	4,496	93,607

		231,416

Capital Markets (2.4%)
Cowen, Inc., Class A	4,689	164,443
Evercore, Inc., Class A	1,058	105,768

		270,211

Insurance (1.5%)
HCI Group, Inc.	2,385	163,301

Thrifts & Mortgage Finance (0.7%)
OP Bancorp	6,607	74,659

Total Financials		739,587

Health Care (21.3%)
Biotechnology (3.2%)
Avid Bioservices, Inc.*	7,957	156,355
Travere Therapeutics, Inc.*	4,222	99,386
Veracyte, Inc.*	3,552	93,560

		349,301

Health Care Equipment & Supplies (10.1%)
Alphatec Holdings, Inc.*	11,438	86,243
Apollo Endosurgery, Inc.*	20,694	116,093
ClearPoint Neuro, Inc.*	5,521	78,233
CryoPort, Inc.*	3,167	117,812
Cutera, Inc.*	4,141	192,225
Stereotaxis, Inc.*	15,244	31,860
Tandem Diabetes Care, Inc.*	1,492	98,785
TransMedics Group, Inc.*	4,689	189,342
Treace Medical Concepts, Inc.*	4,760	80,539
ViewRay, Inc.*	38,343	116,946

		1,108,078

Health Care Providers & Services (1.1%)
Castle Biosciences, Inc.*	1,604	44,848
Fulgent Genetics, Inc.*	1,289	77,018

		121,866

Health Care Technology (2.4%)
Evolent Health, Inc., Class A*	3,369	114,512
Health Catalyst, Inc.*	2,517	42,135
iCAD, Inc.*	16,868	62,918
OptimizeRx Corp.*	2,111	47,434

		266,999

Life Sciences Tools & Services (1.7%)
Codexis, Inc.*	10,555	72,407
Inotiv, Inc.*	6,378	119,141

		191,548

Pharmaceuticals (2.8%)
Evolus, Inc.*	10,464	129,021
EyePoint Pharmaceuticals, Inc.*	10,525	96,093
Revance Therapeutics, Inc.*	5,034	78,128

		303,242

Total Health Care		2,341,034

Industrials (21.9%)
Aerospace & Defense (2.3%)
Kratos Defense & Security Solutions, Inc.*	6,120	88,067
RADA Electronic Industries Ltd.*	15,944	161,353

		249,420

Air Freight & Logistics (1.5%)
Radiant Logistics, Inc.*	22,612	163,937

Building Products (2.7%)
Builders FirstSource, Inc.*	2,502	170,136
Caesarstone Ltd.	7,439	66,802
Griffon Corp.	1,786	53,598

		290,536

Commercial Services & Supplies (3.0%)
CECO Environmental Corp.*	12,899	99,967
Deluxe Corp.	1,857	46,685

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Heritage-Crystal Clean, Inc.*	3,654	$122,628
Performant Financial Corp.*	24,348	63,062

		332,342

Construction & Engineering (2.3%)
iSun, Inc.*	12,707	42,314
Sterling Infrastructure, Inc.*	8,221	211,362

		253,676

Electrical Equipment (2.1%)
Babcock & Wilcox Enterprises, Inc.*	17,385	138,385
LSI Industries, Inc.	15,051	91,058

		229,443

Machinery (3.0%)
Evoqua Water Technologies Corp.*	4,161	158,576
Luxfer Holdings plc	5,704	93,203
Manitex International, Inc.*	12,981	81,131

		332,910

Professional Services (2.2%)
Resources Connection, Inc.	8,454	181,423
Willdan Group, Inc.*	2,365	64,352

		245,775

Trading Companies & Distributors (2.8%)
Global Industrial Co.	2,862	102,317
MRC Global, Inc.*	9,591	111,447
Transcat, Inc.*	1,583	98,653

		312,417

Total Industrials		2,410,456

Information Technology (24.9%)
Communications Equipment (6.1%)
Digi International, Inc.*	6,861	195,470
DZS, Inc.*	8,058	151,007
Lantronix, Inc.*	18,035	130,032
Sierra Wireless, Inc.*	7,906	196,701

		673,210

Electronic Equipment, Instruments & Components (4.6%)
Benchmark Electronics, Inc.	4,476	114,496
Identiv, Inc.*	16,736	226,605
Novanta, Inc.*	1,053	162,373

		503,474

IT Services (1.3%)
Endava plc (ADR)*	1,472	150,144

Semiconductors & Semiconductor Equipment (7.2%)
Aehr Test Systems*	9,286	105,953
Amtech Systems, Inc.*	13,854	108,338
Ichor Holdings Ltd.*	3,288	102,783
Impinj, Inc.*	2,344	199,287
Kopin Corp.*	28,651	50,712
Onto Innovation, Inc.*	1,350	112,388
SunPower Corp.*	5,420	110,405

		789,866

Software (4.4%)
Domo, Inc., Class B*	2,618	73,330
EverCommerce, Inc.*	9,500	109,060
Instructure Holdings, Inc.*	5,572	136,180
ShotSpotter, Inc.*	2,800	94,052
Zuora, Inc., Class A*	8,241	70,131

		482,753

Technology Hardware, Storage & Peripherals (1.3%)
3D Systems Corp.*	5,105	58,401
Stratasys Ltd.*	3,938	81,084

		139,485

Total Information Technology		2,738,932

Materials (3.1%)
Chemicals (2.1%)
AdvanSix, Inc.	3,552	139,558
Aspen Aerogels, Inc.*	7,125	93,195

		232,753

Containers & Packaging (1.0%)
O-I Glass, Inc.*	7,713	113,458

Total Materials		346,211

Total Investments in Securities (97.2%) (Cost $9,694,820)		10,697,433
Other Assets Less Liabilities (2.8%)		305,133

Net Assets (100%)		$11,002,566

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$28,163	$—	$—	$28,163
Consumer Discretionary	1,461,374	—	—	1,461,374
Consumer Staples	334,555	—	—	334,555
Energy	297,121	—	—	297,121
Financials	739,587	—	—	739,587
Health Care	2,341,034	—	—	2,341,034
Industrials	2,410,456	—	—	2,410,456
Information Technology	2,738,932	—	—	2,738,932
Materials	346,211	—	—	346,211

Total Assets	$10,697,433	$—	$—	$10,697,433

Total Liabilities	$—	$—	$—	$—

Total	$10,697,433	$—	$—	$10,697,433

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,146,129
Aggregate gross unrealized depreciation	(143,516)

Net unrealized appreciation	$1,002,613

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,694,820

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.1%)
Diversified Telecommunication Services (0.6%)
EchoStar Corp., Class A*	3,700	$73,112
Telesat Corp.*	50,000	607,000

		680,112

Entertainment (3.1%)
Liberty Media Corp.-Liberty Braves, Class A*	36,200	1,044,732
Liberty Media Corp.-Liberty Braves, Class C*	12,100	334,807
Madison Square Garden Entertainment Corp.*	10,500	611,415
Madison Square Garden Sports Corp., Class A*	10,900	1,676,202

		3,667,156

Media (8.1%)
Altice USA, Inc., Class A*	11,300	118,763
AMC Networks, Inc., Class A*	19,300	589,036
Clear Channel Outdoor Holdings, Inc.*	313,000	485,150
Corus Entertainment, Inc., Class B	128,500	377,306
EW Scripps Co. (The), Class A*	26,500	377,890
Grupo Televisa SAB (ADR)	228,800	1,789,216
JCDecaux SA*	18,500	298,567
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,000	159,400
Nexstar Media Group, Inc., Class A	10,500	1,977,885
Paramount Global, Class A(x)	25,700	694,928
Sinclair Broadcast Group, Inc., Class A	88,700	1,937,208
Sirius XM Holdings, Inc.(x)	27,760	185,437
TEGNA, Inc.	19,300	404,142
WideOpenWest, Inc.*	20,036	368,262

		9,763,190

Wireless Telecommunication Services (1.3%)
Gogo, Inc.*	12,900	223,944
Millicom International Cellular SA(x)*	42,963	680,104
Telephone and Data Systems, Inc.	11,300	178,653
United States Cellular Corp.*	15,300	448,137

		1,530,838

Total Communication Services		15,641,296

Consumer Discretionary (11.7%)
Auto Components (4.1%)
Dana, Inc.	87,500	1,466,500
Gentex Corp.	21,000	592,620
Gentherm, Inc.*	1,100	71,016
Goodyear Tire & Rubber Co. (The)*	71,000	871,880
Modine Manufacturing Co.*	61,000	800,320
Strattec Security Corp.*	36,571	1,086,159

		4,888,495

Diversified Consumer Services (0.2%)
H&R Block, Inc.	7,500	299,700

Hotels, Restaurants & Leisure (2.3%)
Bally’s Corp.*	10,000	219,700
Caesars Entertainment, Inc.*	6,600	301,554
Churchill Downs, Inc.	2,100	440,580
GAN Ltd.*	20,000	72,800
Golden Entertainment, Inc.*	14,500	636,115
Nathan’s Famous, Inc.	18,900	1,039,311
Wynn Resorts Ltd.*	800	50,784

		2,760,844

Household Durables (1.8%)
Bassett Furniture Industries, Inc.	22,500	516,375
Hunter Douglas NV*	5,600	1,000,564
Lennar Corp., Class B	9,300	631,284

		2,148,223

Internet & Direct Marketing Retail (0.1%)
Lands’ End, Inc.*	4,900	62,475

Leisure Products (1.7%)
Brunswick Corp.	14,900	1,193,788
Johnson Outdoors, Inc., Class A	7,700	518,287
Mattel, Inc.*	12,900	299,280
Peloton Interactive, Inc., Class A*	3,300	31,317

		2,042,672

Specialty Retail (1.5%)
AutoNation, Inc.*	8,900	1,056,786
Monro, Inc.	16,000	802,400

		1,859,186

Total Consumer Discretionary		14,061,595

Consumer Staples (10.5%)
Beverages (2.4%)
National Beverage Corp.	18,500	1,002,330
Remy Cointreau SA	9,400	1,862,626

		2,864,956

Food & Staples Retailing (0.4%)
Casey’s General Stores, Inc.	700	141,855
Ingles Markets, Inc., Class A	1,300	124,098
Village Super Market, Inc., Class A	8,900	200,873

		466,826

Food Products (4.3%)
Bunge Ltd.	4,200	387,786
Calavo Growers, Inc.	29,300	1,180,790
Farmer Bros Co.*	92,300	468,884
Hain Celestial Group, Inc. (The)*	10,500	238,875
J M Smucker Co. (The)	12,000	1,587,840
Maple Leaf Foods, Inc.	48,000	1,018,438
McCormick & Co., Inc. (Non-Voting)	2,900	253,895

		5,136,508

Household Products (2.5%)
Energizer Holdings, Inc.	60,200	1,777,706
Spectrum Brands Holdings, Inc.	17,200	1,196,088

		2,973,794

Personal Products (0.9%)
Edgewell Personal Care Co.	27,300	1,085,994

Total Consumer Staples		12,528,078

Energy (1.5%)
Energy Equipment & Services (1.5%)
Dril-Quip, Inc.*	37,400	959,310
RPC, Inc.*	104,000	848,640

Total Energy		1,807,950

Financials (2.6%)
Banks (1.7%)
Cadence Bank	8,100	211,410
First Horizon Corp.	4,100	91,676
Flushing Financial Corp.	20,900	451,231
SouthState Corp.	5,800	491,666
Synovus Financial Corp.	20,100	811,638

		2,057,621

Capital Markets (0.3%)
Affiliated Managers Group, Inc.	1,200	151,656

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Janus Henderson Group plc	6,000	$154,620

		306,276

Insurance (0.6%)
Alleghany Corp.*	900	753,732

Total Financials		3,117,629

Health Care (4.1%)
Biotechnology (0.0%)†
Clovis Oncology, Inc.(x)*	13,700	22,879

Health Care Equipment & Supplies (1.0%)
Cutera, Inc.*	16,400	761,288
QuidelOrtho Corp.*	4,000	408,160

		1,169,448

Health Care Providers & Services (1.2%)
Option Care Health, Inc.*	18,100	608,160
Patterson Cos., Inc.	28,000	869,680

		1,477,840

Health Care Technology (0.8%)
Evolent Health, Inc., Class A*	16,500	560,835
Teladoc Health, Inc.*	8,900	327,965

		888,800

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	168,978

Pharmaceuticals (1.0%)
Harmony Biosciences Holdings, Inc.*	5,500	279,015
Perrigo Co. plc	10,500	439,635
Teva Pharmaceutical Industries Ltd. (ADR)*	49,800	467,124

		1,185,774

Total Health Care		4,913,719

Industrials (39.0%)
Aerospace & Defense (6.4%)
AAR Corp.*	18,100	805,993
Aerojet Rocketdyne Holdings, Inc.*	40,200	1,756,338
Kaman Corp.	44,200	1,360,476
Moog, Inc., Class A	10,500	899,220
Moog, Inc., Class B	12,500	1,070,500
Textron, Inc.	27,300	1,791,972

		7,684,499

Building Products (2.0%)
Griffon Corp.	78,073	2,342,971

Commercial Services & Supplies (1.8%)
IAA, Inc.*	6,500	245,245
KAR Auction Services, Inc.*	10,100	172,710
Matthews International Corp., Class A	62,000	1,732,900
Team, Inc.*	9,700	8,028

		2,158,883

Construction & Engineering (2.0%)
Arcosa, Inc.	14,500	747,620
Valmont Industries, Inc.	6,200	1,683,176

		2,430,796

Electrical Equipment (1.0%)
AZZ, Inc.	28,900	1,229,406
Pineapple Energy, Inc.	5,000	13,750

		1,243,156

Machinery (22.4%)
Astec Industries, Inc.	48,000	2,358,240
CIRCOR International, Inc.*	71,800	1,250,038
CNH Industrial NV(x)	31,300	404,396
Commercial Vehicle Group, Inc.*	91,100	701,470
Crane Holdings Co.	17,700	1,751,061
Donaldson Co., Inc.	800	43,528
Eastern Co. (The)	24,100	496,460
Enerpac Tool Group Corp.	20,500	416,150
EnPro Industries, Inc.	28,100	2,626,788
Flowserve Corp.	41,800	1,414,512
Gorman-Rupp Co. (The)	8,000	245,600
Graco, Inc.	3,000	201,480
Hyster-Yale Materials Handling, Inc.	30,100	1,041,159
Ingersoll Rand, Inc.	16,000	796,800
ITT, Inc.	8,000	600,240
Iveco Group NV (Borsa Italiana Exchange)*	28,200	173,336
Iveco Group NV (OTC Exchange)*	7,800	47,502
Kennametal, Inc.	18,500	496,725
L B Foster Co., Class A*	26,710	390,500
Manitowoc Co., Inc. (The)*	5,700	65,151
Mueller Industries, Inc.	38,600	2,598,938
Mueller Water Products, Inc., Class A	13,700	178,374
Park-Ohio Holdings Corp.	67,345	1,195,374
Shyft Group, Inc. (The)	4,000	103,760
Snap-on, Inc.	8,500	1,904,425
Tennant Co.	12,000	804,360
Terex Corp.	11,300	378,663
Timken Co. (The)	1,000	65,380
Toro Co. (The)	5,300	455,747
Trinity Industries, Inc.	70,700	1,834,665
Twin Disc, Inc.*	110,500	976,820
Watts Water Technologies, Inc., Class A	5,700	787,341

		26,804,983

Trading Companies & Distributors (3.4%)
Ashtead Group plc	2,500	140,965
GATX Corp.	12,900	1,293,225
Herc Holdings, Inc.	21,400	2,654,028

		4,088,218

Total Industrials		46,753,506

Information Technology (2.3%)
Electronic Equipment, Instruments & Components (0.5%)
Landis+Gyr Group AG*	8,900	587,208

IT Services (0.8%)
Kyndryl Holdings, Inc.*	76,300	798,861
MoneyGram International, Inc.*	16,000	162,560

		961,421

Software (0.8%)
A10 Networks, Inc.	12,900	192,339
Mandiant Corp.*	8,000	182,240
NCR Corp.*	16,000	519,200

		893,779

Technology Hardware, Storage & Peripherals (0.2%)
Diebold Nixdorf, Inc.*	80,300	259,369

Total Information Technology		2,701,777

Materials (8.9%)
Chemicals (6.3%)
Axalta Coating Systems Ltd.*	24,100	607,802
Chr Hansen Holding A/S	2,500	163,506
Core Molding Technologies, Inc.*	81,455	884,601
Element Solutions, Inc.	65,900	1,302,184
GCP Applied Technologies, Inc.*	55,000	1,732,500
HB Fuller Co.	9,700	622,740

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Huntsman Corp.	8,000	$231,680
Scotts Miracle-Gro Co. (The)	11,000	978,450
Tredegar Corp.	49,241	516,046
Valvoline, Inc.	15,000	483,300

		7,522,809

Containers & Packaging (2.0%)
Greif, Inc., Class A	20,100	1,419,462
Myers Industries, Inc.	40,900	995,097

		2,414,559

Metals & Mining (0.6%)
Ampco-Pittsburgh Corp.*	33,800	148,720
Freeport-McMoRan, Inc.	18,500	583,675

		732,395

Total Materials		10,669,763

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
Ryman Hospitality Properties, Inc. (REIT)*	2,500	221,350

Real Estate Management & Development (0.7%)
Seritage Growth Properties (REIT), Class A(x)*	16,000	192,320
St Joe Co. (The)	16,100	676,522

		868,842

Total Real Estate		1,090,192

Utilities (3.0%)
Electric Utilities (0.6%)
PNM Resources, Inc.	14,000	675,780

Gas Utilities (1.5%)
National Fuel Gas Co.	20,000	1,446,800
Southwest Gas Holdings, Inc.	4,500	391,320

		1,838,120

Independent Power and Renewable Electricity Producers (0.9%)
AES Corp. (The)	50,600	1,124,332

Total Utilities		3,638,232

Total Common Stocks (97.6%) (Cost $ 104,155,784)		116,923,737

	Number of Rights
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)* (Cost $—)	6,250	4,125

	Number of Warrants
WARRANTS:
Energy (0.0%)†
Energy Equipment & Services (0.0%)†
Weatherford International plc, expiring 12/13/23*	1,117	558

Total Energy		558

Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Option Care Health, Inc., expiring 6/30/25*	22	8

Total Health Care		8

Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25*	30,000	12,000

Total Materials		12,000

Total Warrants (0.0%)† (Cost $—)		12,566

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	250,000	250,000
JPMorgan Prime Money Market Fund, IM Shares	1,638,081	1,638,409

Total Investment Companies		1,888,409

	Principal Amount
Repurchase Agreement (0.8%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $929,162, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $947,569.(xx)	$928,990	928,990

Total Short-Term Investments (2.4%) (Cost $2,817,352)		2,817,399

Total Investments in Securities (100.0%) (Cost $106,973,136)		119,757,827
Other Assets Less Liabilities (0.0%)†		42,880

Net Assets (100%)		$119,800,707

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)

At July 31, 2022, the Portfolio had loaned securities with a total value of $1,096,830. This was collateralized by $3,882 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 10/31/22 – 11/15/51 and by cash of $1,178,990 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,342,729	$298,567	$—	$15,641,296
Consumer Discretionary	13,061,031	1,000,564	—	14,061,595
Consumer Staples	10,665,452	1,862,626	—	12,528,078
Energy	1,807,950	—	—	1,807,950
Financials	3,117,629	—	—	3,117,629
Health Care	4,913,719	—	—	4,913,719
Industrials	45,321,203	1,432,303	—	46,753,506
Information Technology	2,114,569	587,208	—	2,701,777
Materials	10,506,257	163,506	—	10,669,763
Real Estate	1,090,192	—	—	1,090,192
Utilities	3,638,232	—	—	3,638,232
Rights
Industrials	—	—	4,125	4,125
Short-Term Investments
Investment Companies	1,888,409	—	—	1,888,409
Repurchase Agreement	—	928,990	—	928,990
Warrants
Energy	558	—	—	558
Health Care	—	8	—	8
Materials	—	12,000	—	12,000

Total Assets	$113,467,930	$6,285,772	$4,125	$119,757,827

Total Liabilities	$—	$—	$—	$—

Total	$113,467,930	$6,285,772	$4,125	$119,757,827

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,353,969
Aggregate gross unrealized depreciation	(11,110,645)

Net unrealized appreciation	$10,243,324

Federal income tax cost of investments in securities and derivative instruments, if applicable	$109,514,503

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (95.6%)
Communication Services (12.9%)
Diversified Telecommunication Services (5.2%)
CCO Holdings LLC
5.500%, 5/1/26§	$132,000	$132,629
4.750%, 3/1/30§	135,000	122,850
4.750%, 2/1/32§	295,000	260,522
4.500%, 5/1/32	159,000	138,874
4.500%, 6/1/33§	286,000	240,240
Level 3 Financing, Inc.
5.250%, 3/15/26	492,000	487,695
Lumen Technologies, Inc.
5.125%, 12/15/26§	230,000	209,875
5.375%, 6/15/29§	258,000	213,383
Series G
6.875%, 1/15/28	128,000	118,720
Series W
6.750%, 12/1/23	170,000	171,700
Sprint Capital Corp.
8.750%, 3/15/32	156,000	201,357
Windstream Escrow LLC
7.750%, 8/15/28§	149,000	133,512
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	325,000	283,819
6.125%, 3/1/28§	359,000	278,225

		2,993,401

Entertainment (1.3%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29(x)§	454,000	376,929
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	164,000	162,975
6.500%, 5/15/27§	186,000	191,115

		731,019

Interactive Media & Services (0.3%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	207,000	153,542

Media (5.6%)
Gray Television, Inc.
4.750%, 10/15/30§	282,000	242,520
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	419,000	351,960
Nexstar Media, Inc.
5.625%, 7/15/27§	346,000	346,000
Outfront Media Capital LLC
5.000%, 8/15/27§	351,000	330,898
Sinclair Television Group, Inc.
5.500%, 3/1/30§	166,000	131,555
Sirius XM Radio, Inc.
3.125%, 9/1/26§	304,000	286,596
3.875%, 9/1/31§	254,000	219,481
Stagwell Global LLC
5.625%, 8/15/29§	235,000	197,271
TEGNA, Inc.
4.750%, 3/15/26§	248,000	245,580
5.000%, 9/15/29	94,000	91,728
Univision Communications, Inc.
7.375%, 6/30/30§	105,000	105,680
Videotron Ltd.
3.625%, 6/15/29§	118,000	102,513
VZ Secured Financing BV
5.000%, 1/15/32§	270,000	240,246
Ziggo Bond Co. BV
6.000%, 1/15/27§	350,000	332,500

		3,224,528

Wireless Telecommunication Services (0.5%)
Sprint Corp.
7.625%, 3/1/26	114,000	124,756
Vmed O2 UK Financing I plc
4.750%, 7/15/31§	200,000	182,268

		307,024

Total Communication Services		7,409,514

Consumer Discretionary (16.0%)
Automobiles (0.5%)
Ford Motor Co.
6.625%, 10/1/28	266,000	280,297

Distributors (0.2%)
Univar Solutions USA, Inc.
5.125%, 12/1/27§	130,000	124,962

Hotels, Restaurants & Leisure (7.4%)
1011778 BC ULC
5.750%, 4/15/25§	214,000	215,605
Caesars Entertainment, Inc.
6.250%, 7/1/25§	306,000	304,470
4.625%, 10/15/29(x)§	169,000	143,278
Carnival Corp.
6.000%, 5/1/29§	246,000	188,190
CDI Escrow Issuer, Inc.
5.750%, 4/1/30§	291,000	285,451
CEC Entertainment LLC
6.750%, 5/1/26(x)§	136,000	126,820
Churchill Downs, Inc.
5.500%, 4/1/27§	175,000	173,901
Dave & Buster’s, Inc.
7.625%, 11/1/25§	406,000	410,060
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	206,000	206,515
3.625%, 2/15/32§	148,000	127,650
Life Time, Inc.
5.750%, 1/15/26§	396,000	370,260
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	304,000	228,629
Powdr Corp.
6.000%, 8/1/25§	41,000	42,025
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	363,000	278,603
Scientific Games Holdings LP
6.625%, 3/1/30§	219,000	196,552
Station Casinos LLC
4.500%, 2/15/28§	228,000	205,200
4.625%, 12/1/31§	214,000	186,212
Vail Resorts, Inc.
6.250%, 5/15/25§	58,000	59,305
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	155,000	141,050

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Yum! Brands, Inc.
5.375%, 4/1/32	$358,000	$350,393

		4,240,169

Household Durables (1.0%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	602,000	565,669
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	34,000	34,355

		600,024

Internet & Direct Marketing Retail (1.8%)
Getty Images, Inc.
9.750%, 3/1/27§	698,000	659,610
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	512,000	377,165

		1,036,775

Leisure Products (0.5%)
Vista Outdoor, Inc.
4.500%, 3/15/29§	413,000	310,008

Specialty Retail (4.0%)
Asbury Automotive Group, Inc.
5.000%, 2/15/32§	204,000	177,735
eG Global Finance plc
8.500%, 10/30/25§	400,000	390,620
LBM Acquisition LLC
6.250%, 1/15/29§	251,000	189,505
LCM Investments Holdings II LLC
4.875%, 5/1/29§	247,000	204,393
Sonic Automotive, Inc.
4.875%, 11/15/31(x)§	240,000	195,600
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	585,000	520,650
SRS Distribution, Inc.
4.625%, 7/1/28(x)§	179,000	166,470
6.000%, 12/1/29§	247,000	217,360
White Cap Buyer LLC
6.875%, 10/15/28§	266,000	224,392

		2,286,725

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc.
4.125%, 8/15/31§	174,000	134,455
G-III Apparel Group Ltd.
7.875%, 8/15/25§	242,000	236,253

		370,708

Total Consumer Discretionary		9,249,668

Consumer Staples (5.1%)
Beverages (0.4%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	155,000	133,494
Triton Water Holdings, Inc.
6.250%, 4/1/29§	146,000	110,047

		243,541

Food & Staples Retailing (1.0%)
Performance Food Group, Inc.
6.875%, 5/1/25§	193,000	194,930
5.500%, 10/15/27§	80,000	79,200
United Natural Foods, Inc.
6.750%, 10/15/28§	87,000	87,326
US Foods, Inc.
4.625%, 6/1/30§	246,000	224,783

		586,239

Food Products (2.4%)
Kraft Heinz Foods Co.
6.875%, 1/26/39	116,000	132,883
4.375%, 6/1/46	185,000	163,904
Post Holdings, Inc.
5.750%, 3/1/27§	118,000	116,525
4.625%, 4/15/30§	100,000	89,490
4.500%, 9/15/31§	379,000	332,572
Sigma Holdco BV
7.875%, 5/15/26§	400,000	236,000
Simmons Foods, Inc.
4.625%, 3/1/29§	299,000	272,838

		1,344,212

Household Products (0.8%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	267,000	228,285
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	65,000	49,075
Spectrum Brands, Inc.
5.750%, 7/15/25	70,000	69,650
5.500%, 7/15/30§	21,000	18,690
3.875%, 3/15/31§	88,000	72,492

		438,192

Personal Products (0.5%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	108,000	101,250
Prestige Brands, Inc.
3.750%, 4/1/31§	239,000	204,644

		305,894

Total Consumer Staples		2,918,078

Energy (9.1%)
Energy Equipment & Services (0.2%)
Precision Drilling Corp.
7.125%, 1/15/26(x)§	139,000	129,965

Oil, Gas & Consumable Fuels (8.9%)
Aethon United BR LP
8.250%, 2/15/26§	202,000	208,274
Antero Resources Corp.
7.625%, 2/1/29§	42,000	44,100
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	229,000	220,985
Blue Racer Midstream LLC
7.625%, 12/15/25§	113,000	112,460
6.625%, 7/15/26§	198,000	187,169
Colgate Energy Partners III LLC
5.875%, 7/1/29§	77,000	70,278
Crescent Energy Finance LLC
7.250%, 5/1/26§	250,000	232,500
Crestwood Midstream Partners LP
5.625%, 5/1/27§	54,000	52,425
6.000%, 2/1/29§	294,000	266,982
CrownRock LP
5.625%, 10/15/25§	393,000	392,418
Delek Logistics Partners LP
6.750%, 5/15/25	295,000	280,250

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	$164,000	$160,207
Genesis Energy LP
8.000%, 1/15/27	95,000	93,100
7.750%, 2/1/28(x)	412,000	395,520
Holly Energy Partners LP
6.375%, 4/15/27§	123,000	120,836
5.000%, 2/1/28§	221,000	203,320
Kinetik Holdings LP
5.875%, 6/15/30§	203,000	205,822
NuStar Logistics LP
5.750%, 10/1/25	125,000	119,844
6.000%, 6/1/26	175,000	171,535
Occidental Petroleum Corp.
6.625%, 9/1/30	100,000	110,687
6.125%, 1/1/31	55,000	58,850
6.450%, 9/15/36	396,000	439,168
Rockcliff Energy II LLC
5.500%, 10/15/29§	97,000	93,492
Southwestern Energy Co.
7.750%, 10/1/27	97,000	101,161
4.750%, 2/1/32	142,000	132,415
Summit Midstream Holdings LLC
8.500%, 10/15/26§	274,000	256,190
Sunoco LP
4.500%, 4/30/30	428,000	375,656

		5,105,644

Total Energy		5,235,609

Financials (6.6%)
Consumer Finance (1.9%)
Bread Financial Holdings, Inc.
4.750%, 12/15/24§	489,000	448,657
7.000%, 1/15/26(x)§	162,000	153,495
Curo Group Holdings Corp.
7.500%, 8/1/28§	347,000	235,960
Ford Motor Credit Co. LLC
4.000%, 11/13/30	322,000	285,775

		1,123,887

Diversified Financial Services (1.8%)
Armor Holdco, Inc.
8.500%, 11/15/29§	155,000	125,938
Shift4 Payments LLC
4.625%, 11/1/26§	330,000	309,787
Verscend Escrow Corp.
9.750%, 8/15/26§	580,000	582,042

		1,017,767

Insurance (1.7%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	368,000	349,523
AmWINS Group, Inc.
4.875%, 6/30/29§	170,000	154,321
HUB International Ltd.
7.000%, 5/1/26§	502,000	494,354

		998,198

Thrifts & Mortgage Finance (1.2%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	310,000	276,529
6.625%, 1/15/27§	237,000	181,898
PHH Mortgage Corp.
7.875%, 3/15/26§	104,000	96,980
Rocket Mortgage LLC
2.875%, 10/15/26§	154,000	136,675

		692,082

Total Financials		3,831,934

Health Care (7.6%)
Biotechnology (0.3%)
Grifols Escrow Issuer SA
4.750%, 10/15/28§	200,000	177,000

Health Care Equipment & Supplies (1.3%)
Garden Spinco Corp.
8.625%, 7/20/30§	172,000	180,605
Medline Borrower LP
3.875%, 4/1/29§	214,000	193,403
5.250%, 10/1/29§	200,000	179,710
Varex Imaging Corp.
7.875%, 10/15/27§	200,000	199,500

		753,218

Health Care Providers & Services (2.7%)
AdaptHealth LLC
6.125%, 8/1/28§	178,000	169,990
5.125%, 3/1/30§	224,000	205,025
HCA, Inc.
7.690%, 6/15/25	91,000	97,142
HealthEquity, Inc.
4.500%, 10/1/29§	363,000	337,169
Tenet Healthcare Corp.
4.875%, 1/1/26§	304,000	300,486
6.125%, 6/15/30§	184,000	185,433
US Acute Care Solutions LLC
6.375%, 3/1/26§	251,000	232,715

		1,527,960

Health Care Technology (0.4%)
IQVIA, Inc.
5.000%, 5/15/27§	260,000	259,750

Pharmaceuticals (2.9%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	317,000	221,107
Bausch Health Cos., Inc.
5.500%, 11/1/25§	310,000	275,900
6.250%, 2/15/29§	144,000	77,040
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	357,000	356,650
3.500%, 4/1/30§	240,000	214,078
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	181,500
Organon & Co.
5.125%, 4/30/31§	200,000	189,050
P&L Development LLC
7.750%, 11/15/25§	196,000	131,810

		1,647,135

Total Health Care		4,365,063

Industrials (12.9%)
Aerospace & Defense (0.3%)
Rolls-Royce plc
5.750%, 10/15/27§	200,000	188,628

Building Products (1.7%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	43,000	43,573

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	$126,000	$117,180
CP Atlas Buyer, Inc.
7.000%, 12/1/28(x)§	196,000	154,350
JELD-WEN, Inc.
6.250%, 5/15/25§	111,000	107,115
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	188,000	164,030
Standard Industries, Inc.
4.375%, 7/15/30§	234,000	203,908
Summit Materials LLC
5.250%, 1/15/29§	222,000	208,680

		998,836

Commercial Services & Supplies (6.6%)
ACCO Brands Corp.
4.250%, 3/15/29§	54,000	46,980
ADT Security Corp. (The)
4.875%, 7/15/32(x)§	218,000	194,565
Allied Universal Holdco LLC
6.625%, 7/15/26§	349,000	338,383
9.750%, 7/15/27§	374,000	343,070
6.000%, 6/1/29§	48,000	37,200
Aramark Services, Inc.
5.000%, 4/1/25§	116,000	115,390
6.375%, 5/1/25§	224,000	226,453
Cimpress plc
7.000%, 6/15/26§	150,000	126,018
Garda World Security Corp.
9.500%, 11/1/27§	486,000	461,700
6.000%, 6/1/29§	249,000	194,220
GFL Environmental, Inc.
5.125%, 12/15/26§	220,000	221,100
4.750%, 6/15/29§	160,000	144,800
KAR Auction Services, Inc.
5.125%, 6/1/25§	513,000	505,946
Madison IAQ LLC
5.875%, 6/30/29§	94,000	73,320
Matthews International Corp.
5.250%, 12/1/25§	471,000	431,554
Nielsen Finance LLC
5.875%, 10/1/30§	146,000	143,080
4.750%, 7/15/31(x)§	202,000	191,512

		3,795,291

Construction & Engineering (1.1%)
Dycom Industries, Inc.
4.500%, 4/15/29(x)§	298,000	272,670
Pike Corp.
5.500%, 9/1/28§	345,000	293,250
Weekley Homes LLC
4.875%, 9/15/28§	111,000	93,795

		659,715

Machinery (0.2%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	129,000	114,358

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	239,000	222,270
Science Applications International Corp.
4.875%, 4/1/28§	40,000	37,950

		260,220

Road & Rail (2.0%)
NESCO Holdings II, Inc.
5.500%, 4/15/29§	352,000	306,240
Watco Cos. LLC
6.500%, 6/15/27(x)§	796,000	760,379
XPO Logistics, Inc.
6.250%, 5/1/25§	63,000	63,709

		1,130,328

Trading Companies & Distributors (0.5%)
WESCO Distribution, Inc.
7.250%, 6/15/28§	286,000	297,646

Total Industrials		7,445,022

Information Technology (12.5%)
Communications Equipment (1.6%)
CommScope, Inc.
6.000%, 3/1/26§	394,000	383,165
8.250%, 3/1/27(x)§	237,000	205,598
4.750%, 9/1/29§	412,000	357,196

		945,959

Electronic Equipment, Instruments & Components (0.6%)
II-VI, Inc.
5.000%, 12/15/29§	141,000	135,360
Likewize Corp.
9.750%, 10/15/25§	194,000	184,785

		320,145

IT Services (1.2%)
Ahead DB Holdings LLC
6.625%, 5/1/28(x)§	140,000	129,500
Black Knight InfoServ LLC
3.625%, 9/1/28§	70,000	64,575
Northwest Fiber LLC
6.000%, 2/15/28§	179,000	138,031
Presidio Holdings, Inc.
8.250%, 2/1/28§	60,000	56,550
Unisys Corp.
6.875%, 11/1/27§	343,000	321,991

		710,647

Software (9.1%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	417,000	406,575
Boxer Parent Co., Inc.
7.125%, 10/2/25§	284,000	276,900
Camelot Finance SA
4.500%, 11/1/26§	296,000	281,185
Central Parent, Inc.
7.250%, 6/15/29§	169,000	171,290
Change Healthcare Holdings LLC
5.750%, 3/1/25§	807,000	800,948
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	489,000	432,765
Condor Merger Sub, Inc.
7.375%, 2/15/30§	256,000	225,861
GoTo Group, Inc.
5.500%, 9/1/27§	246,000	178,965
Helios Software Holdings, Inc.
4.625%, 5/1/28§	400,000	316,500

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Minerva Merger Sub, Inc.
6.500%, 2/15/30§	$328,000	$296,840
NCR Corp.
5.000%, 10/1/28§	315,000	296,887
5.125%, 4/15/29§	417,000	399,703
NortonLifeLock, Inc.
5.000%, 4/15/25§	112,000	111,277
Open Text Holdings, Inc.
4.125%, 12/1/31§	260,000	230,100
Rocket Software, Inc.
6.500%, 2/15/29§	321,000	228,311
SS&C Technologies, Inc.
5.500%, 9/30/27§	331,000	324,959
ZoomInfo Technologies LLC
3.875%, 2/1/29(x)§	309,000	276,694

		5,255,760

Total Information Technology		7,232,511

Materials (9.4%)
Chemicals (3.5%)
Avient Corp.
7.125%, 8/1/30§	198,000	203,692
Diamond BC BV
4.625%, 10/1/29§	67,000	56,615
Illuminate Buyer LLC
9.000%, 7/1/28§	681,000	532,883
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	228,000	194,940
Minerals Technologies, Inc.
5.000%, 7/1/28§	251,000	228,410
Nufarm Australia Ltd.
5.000%, 1/27/30§	210,000	178,500
Olympus Water US Holding Corp.
4.250%, 10/1/28§	343,000	291,550
WR Grace Holdings LLC
5.625%, 8/15/29§	431,000	363,764

		2,050,354

Containers & Packaging (5.6%)
ARD Finance SA
6.500%, 6/30/27 PIK§	400,000	302,232
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	200,000	167,500
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30(x)§	264,000	250,634
Crown Americas LLC
5.250%, 4/1/30§	148,000	147,630
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28(x)§	243,000	202,905
LABL, Inc.
6.750%, 7/15/26§	219,000	211,609
10.500%, 7/15/27§	390,000	370,500
5.875%, 11/1/28§	143,000	130,487
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	286,000	282,153
7.250%, 4/15/25§	665,000	610,138
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	144,000	138,240
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	400,000	393,500

		3,207,528

Metals & Mining (0.3%)
Kaiser Aluminum Corp.
4.500%, 6/1/31§	204,000	163,965

Total Materials		5,421,847

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	300,000	283,500
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	204,000	199,522
4.875%, 5/15/29§	333,000	305,781
XHR LP (REIT)
6.375%, 8/15/25§	166,000	166,672
4.875%, 6/1/29§	86,000	77,562

		1,033,037

Real Estate Management & Development (1.3%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	149,000	146,476
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	511,000	509,084
Howard Hughes Corp. (The)
4.375%, 2/1/31§	122,000	104,334

		759,894

Total Real Estate		1,792,931

Utilities (0.4%)
Water Utilities (0.4%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	221,000	214,370

Total Utilities		214,370

Total Corporate Bonds		55,116,547

Total Long-Term Debt Securities (95.6%) (Cost $60,632,666)		55,116,547

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	250,000	250,000
JPMorgan Prime Money Market Fund, IM Shares	831,794	831,961

Total Investment Companies		1,081,961

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (3.0%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22,due 8/1/22, repurchase price $1,743,614,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $1,778,156. (xx)	$1,743,290	$1,743,290

Total Short-Term Investments (4.9%) (Cost $2,825,176)		2,825,251

Total Investments in Securities (100.5%) (Cost $63,457,842)		57,941,798
Other Assets Less Liabilities (-0.5%)		(310,739)

Net Assets (100%)		$57,631,059

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2022, the market value of these securities amounted to $50,123,487 or 87.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2022. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)

At July 31, 2022, the Portfolio had loaned securities with a total value of $2,119,267. This was collateralized by $149,479 of various U.S. Government Treasury Securities, ranging from 1.125% – 2.000%, maturing 8/15/25 – 8/15/40 and by cash of $1,993,290 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$7,409,514	$—	$7,409,514
Consumer Discretionary	—	9,249,668	—	9,249,668
Consumer Staples	—	2,918,078	—	2,918,078
Energy	—	5,235,609	—	5,235,609
Financials	—	3,831,934	—	3,831,934
Health Care	—	4,365,063	—	4,365,063
Industrials	—	7,445,022	—	7,445,022
Information Technology	—	7,232,511	—	7,232,511
Materials	—	5,421,847	—	5,421,847
Real Estate	—	1,792,931	—	1,792,931
Utilities	—	214,370	—	214,370
Short-Term Investments
Investment Companies	1,081,961	—	—	1,081,961
Repurchase Agreement	—	1,743,290	—	1,743,290

Total Assets	$1,081,961	$56,859,837	$—	$57,941,798

Total Liabilities	$—	$—	$—	$—

Total	$1,081,961	$56,859,837	$—	$57,941,798

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,117
Aggregate gross unrealized depreciation	(5,869,386)

Net unrealized depreciation	$(5,700,269)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$63,642,067

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (37.1%)
IQ Merger Arbitrage ETF(x)*	59,850	$1,887,669
ProShares Long Online/Short Stores ETF*	26,850	1,016,452
ProShares RAFI Long/Short, Escrow Shares(r)*	19,010	—
WisdomTree Managed Futures Strategy Fund	58,060	2,003,651

Total Alternatives		4,907,772

Commodity (16.7%)
Invesco DB Agriculture Fund*	27,210	549,370
Invesco DB Energy Fund*	21,620	552,823
Invesco DB Gold Fund*	10,850	540,350
Invesco DB Precious Metals Fund*	12,570	574,433

Total Commodity		2,216,976

Equity (17.8%)
iShares Core US REIT ETF(x)	15,650	911,456
JPMorgan Equity Premium Income ETF	9,400	539,842
Vanguard Global ex-U.S. Real Estate ETF(x)	19,750	906,920

Total Equity		2,358,218

Fixed Income (28.3%)
iShares Convertible Bond ETF	22,630	1,640,675
Vanguard Short-Term Inflation- Protected Securities ETF(x)	41,850	2,106,729

Total Fixed Income		3,747,404

Total Exchange Traded Funds (99.9%) (Cost $14,342,701)		13,230,370

SHORT-TERM INVESTMENTS:
Investment Company (5.7%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	750,000	750,000

	Principal Amount
Repurchase Agreement (9.3%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $1,232,612, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $1,257,031.(xx)	$1,232,383	1,232,383

Total Short-Term Investments (15.0%) (Cost $1,982,383)		1,982,383

Total Investments in Securities (114.9%) (Cost $16,325,084)		15,212,753
Other Assets Less Liabilities (-14.9%)		(1,974,701)

Net Assets (100%)		$13,238,052

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)

At July 31, 2022, the Portfolio had loaned securities with a total value of $1,950,959. This was collateralized by $3,265 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 10/31/22 – 11/15/51 and by cash of $1,982,383 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

Investments in companies which were affiliates for the nine months ended July 31, 2022, were as follows:

Security Description	Shares at July 31, 2022	Market Value October 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value July 31, 2022 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	—	563,975	147,385	(750,357)	(96,692)	135,689	—	2,524	—

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$13,230,370	$—	$—	(a)	$13,230,370
Short-Term Investments
Investment Company	750,000	—	—		750,000
Repurchase Agreement	—	1,232,383	—		1,232,383

Total Assets	$13,980,370	$1,232,383	$—		$15,212,753

Total Liabilities	$—	$—	$—		$—

Total	$13,980,370	$1,232,383	$—		$15,212,753

(a)	Value is zero.

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$324,841
Aggregate gross unrealized depreciation	(1,582,249)

Net unrealized depreciation	$(1,257,408)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,470,161

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (47.4%)
Invesco S&P 500 Low Volatility ETF(x)	7,050	$454,796
Invesco S&P Emerging Markets Low Volatility ETF(x)	1,990	46,745
Invesco S&P International Developed Low Volatility ETF	8,490	243,069
Invesco S&P MidCap Low Volatility ETF(x)	4,650	254,913
Invesco S&P SmallCap Low Volatility ETF	2,270	108,324
iShares Core MSCI EAFE ETF	7,930	492,056
iShares Core MSCI Emerging Markets ETF	1,740	85,364
iShares Core S&P Total US Stock Market ETF	15,420	1,411,393
iShares MSCI EAFE Min Vol Factor ETF	3,550	233,164
iShares MSCI Emerging Markets Min Vol Factor ETF	720	40,280
iShares MSCI USA Min Vol Factor ETF	6,300	465,003
SPDR SSGA US Small Cap Low Volatility Index ETF	970	108,097

Total Equity		3,943,204

Fixed Income (52.6%)
iShares Broad USD High Yield Corporate Bond ETF(x)	9,090	333,876
iShares Core U.S. Aggregate Bond ETF	24,280	2,526,819
iShares TIPS Bond ETF	5,590	660,906
Vanguard Short-Term Bond ETF(x)	6,510	504,330
Vanguard Total International Bond ETF(x)	6,920	353,543

Total Fixed Income		4,379,474

Total Exchange Traded Funds (100.0%) (Cost $8,261,143)		8,322,678

SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	100,000	100,000

	Principal Amount
Repurchase Agreement (17.5%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $1,459,259, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $1,488,168.(xx)	$1,458,988	1,458,988

Total Short-Term Investments (18.7%) (Cost $1,558,988)		1,558,988

Total Investments in Securities (118.7%) (Cost $9,820,131)		9,881,666
Other Assets Less Liabilities (-18.7%)		(1,561,155)

Net Assets (100%)		$8,320,511

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)

At July 31, 2022, the Portfolio had loaned securities with a total value of $1,530,276. This was collateralized by cash of $1,558,988 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,322,678	$—	$—	$8,322,678
Short-Term Investments
Investment Company	100,000	—	—	100,000
Repurchase Agreement	—	1,458,988	—	1,458,988

Total Assets	$8,422,678	$1,458,988	$—	$9,881,666

Total Liabilities	$—	$—	$—	$—

Total	$8,422,678	$1,458,988	$—	$9,881,666

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$461,579
Aggregate gross unrealized depreciation	(452,465)

Net unrealized appreciation	$9,114

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,872,552

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (57.9%)
Invesco S&P 500 Low Volatility ETF(x)	18,160	$1,171,502
Invesco S&P Emerging Markets Low Volatility ETF(x)	6,180	145,168
Invesco S&P International Developed Low Volatility ETF	22,610	647,324
Invesco S&P MidCap Low Volatility ETF	11,750	644,135
Invesco S&P SmallCap Low Volatility ETF	6,550	312,566
iShares Core MSCI EAFE ETF	21,430	1,329,731
iShares Core MSCI Emerging Markets ETF	5,810	285,039
iShares Core S&P Total US Stock Market ETF(x)	41,300	3,780,189
iShares MSCI EAFE Min Vol Factor ETF	9,440	620,019
iShares MSCI Emerging Markets Min Vol Factor ETF	3,090	172,870
iShares MSCI USA Min Vol Factor ETF	16,390	1,209,746
SPDR SSGA US Small Cap Low Volatility Index ETF	2,820	314,261

Total Equity		10,632,550

Fixed Income (41.3%)
iShares Broad USD High Yield Corporate Bond ETF(x)	11,880	436,353
iShares Core U.S. Aggregate Bond ETF	48,670	5,065,087
iShares TIPS Bond ETF	9,440	1,116,091
Vanguard Short-Term Bond ETF(x)	6,950	538,417
Vanguard Total International Bond ETF(x)	8,460	432,221

Total Fixed Income		7,588,169

Total Exchange Traded Funds (99.2%) (Cost $17,564,241)		18,220,719

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	83,934	83,951

	Principal Amount
Repurchase Agreement (9.2%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $1,694,592, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $1,728,163.(xx)	$1,694,277	1,694,277

Total Short-Term Investments (9.7%) (Cost $1,778,225)		1,778,228

Total Investments in Securities (108.9%) (Cost $19,342,466)		19,998,947
Other Assets Less Liabilities (-8.9%)		(1,637,378)

Net Assets (100%)		$18,361,569

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)	At July 31, 2022, the Portfolio had loaned securities with a total value of $1,663,630. This was collateralized by cash of $1,694,277 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$18,220,719	$—	$—	$18,220,719
Short-Term Investments
Investment Company	83,951	—	—	83,951
Repurchase Agreement	—	1,694,277	—	1,694,277

Total Assets	$18,304,670	$1,694,277	$—	$19,998,947

Total Liabilities	$—	$—	$—	$—

Total	$18,304,670	$1,694,277	$—	$19,998,947

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,356,489
Aggregate gross unrealized depreciation	(822,934)

Net unrealized appreciation	$533,555

Federal income tax cost of investments in securities and derivative instruments, if applicable	$19,465,392

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (67.2%)
Invesco S&P 500 Low Volatility ETF(x)	10,010	$645,745
Invesco S&P Emerging Markets Low Volatility ETF(x)	3,420	80,336
Invesco S&P International Developed Low Volatility ETF	13,040	373,335
Invesco S&P MidCap Low Volatility ETF	6,780	371,680
Invesco S&P SmallCap Low Volatility ETF	3,680	175,610
iShares Core MSCI EAFE ETF	11,930	740,256
iShares Core MSCI Emerging Markets ETF	3,600	176,616
iShares Core S&P Total US Stock Market ETF(x)	22,790	2,085,969
iShares MSCI EAFE Min Vol Factor ETF	5,590	367,151
iShares MSCI Emerging Markets Min Vol Factor ETF	1,450	81,120
iShares MSCI USA Min Vol Factor ETF	8,430	622,218
SPDR SSGA US Small Cap Low Volatility Index ETF	1,630	181,647

Total Equity		5,901,683

Fixed Income (32.2%)
iShares Broad USD High Yield Corporate Bond ETF(x)	1,270	46,647
iShares Core U.S. Aggregate Bond ETF	21,630	2,251,034
iShares TIPS Bond ETF	3,580	423,264
Vanguard Short-Term Bond ETF(x)	760	58,877
Vanguard Total International Bond ETF(x)	960	49,047

Total Fixed Income		2,828,869

Total Exchange Traded Funds (99.4%) (Cost $8,917,859)		8,730,552

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	14,687	14,690

	Principal Amount
Repurchase Agreement (10.5%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $925,504, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $943,839.(xx)	$925,332	925,332

Total Short-Term Investments (10.7%) (Cost $940,021)		940,022

Total Investments in Securities (110.1%) (Cost $9,857,880)		9,670,574
Other Assets Less Liabilities (-10.1%)		(890,841)

Net Assets (100%)		$8,779,733

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)	At July 31, 2022, the Portfolio had loaned securities with a total value of $911,319. This was collateralized by cash of $925,332 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,730,552	$—	$—	$8,730,552
Short-Term Investments
Investment Company	14,690	—	—	14,690
Repurchase Agreement	—	925,332	—	925,332

Total Assets	$8,745,242	$925,332	$—	$9,670,574

Total Liabilities	$—	$—	$—	$—

Total	$8,745,242	$925,332	$—	$9,670,574

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$243,621
Aggregate gross unrealized depreciation	(457,668)

Net unrealized depreciation	$(214,047)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,884,621

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (74.1%)
Invesco S&P 500 Low Volatility ETF(x)	15,580	$1,005,066
Invesco S&P Emerging Markets Low Volatility ETF(x)	4,800	112,752
Invesco S&P International Developed Low Volatility ETF	18,340	525,074
Invesco S&P MidCap Low Volatility ETF	10,380	569,031
Invesco S&P SmallCap Low Volatility ETF	5,190	247,667
iShares Core MSCI EAFE ETF	17,400	1,079,670
iShares Core MSCI Emerging Markets ETF	4,900	240,394
iShares Core S&P Total US Stock Market ETF(x)	33,030	3,023,236
iShares MSCI EAFE Min Vol Factor ETF	7,860	516,245
iShares MSCI Emerging Markets Min Vol Factor ETF	1,950	109,093
iShares MSCI USA Min Vol Factor ETF	13,310	982,411
SPDR SSGA US Small Cap Low Volatility Index ETF	2,240	249,625

Total Equity		8,660,264

Fixed Income (25.2%)
iShares Core U.S. Aggregate Bond ETF	24,080	2,506,006
iShares TIPS Bond ETF	3,700	437,451

Total Fixed Income		2,943,457

Total Exchange Traded Funds (99.3%) (Cost $10,809,943)		11,603,721

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	24,589	24,595

	Principal Amount
Repurchase Agreement (8.8%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $1,031,516, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $1,051,951.(xx)	$1,031,324	1,031,324

Total Short-Term Investments (9.0%) (Cost $1,055,916)		1,055,919

Total Investments in Securities (108.3%) (Cost $11,865,859)		12,659,640
Other Assets Less Liabilities (-8.3%)		(977,873)

Net Assets (100%)		$11,681,767

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)	At July 31, 2022, the Portfolio had loaned securities with a total value of $1,015,189. This was collateralized by cash of $1,031,324 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,603,721	$—	$—	$11,603,721
Short-Term Investments
Investment Company	24,595	—	—	24,595
Repurchase Agreement	—	1,031,324	—	1,031,324

Total Assets	$11,628,316	$1,031,324	$—	$12,659,640

Total Liabilities	$—	$—	$—	$—

Total	$11,628,316	$1,031,324	$—	$12,659,640

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,103,910
Aggregate gross unrealized depreciation	(365,833)

Net unrealized appreciation	$738,077

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,921,563

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (79.1%)
Invesco S&P 500 Low Volatility ETF(x)	8,790	$567,043
Invesco S&P Emerging Markets Low Volatility ETF(x)	2,680	62,953
Invesco S&P International Developed Low Volatility ETF	10,930	312,926
Invesco S&P MidCap Low Volatility ETF	5,730	314,119
Invesco S&P SmallCap Low Volatility ETF	2,970	141,728
iShares Core MSCI EAFE ETF	10,040	622,982
iShares Core MSCI Emerging Markets ETF	2,980	146,199
iShares Core S&P Total US Stock Market ETF	19,060	1,744,562
iShares MSCI EAFE Min Vol Factor ETF	4,820	316,578
iShares MSCI Emerging Markets Min Vol Factor ETF	1,270	71,050
iShares MSCI USA Min Vol Factor ETF	7,590	560,218
SPDR SSGA US Small Cap Low Volatility Index ETF(x)	1,260	140,414

Total Equity		5,000,772

Fixed Income (21.0%)
iShares Core U.S. Aggregate Bond ETF	10,820	1,126,037
iShares TIPS Bond ETF	1,700	200,991

Total Fixed Income		1,327,028

Total Exchange Traded Funds (100.1%) (Cost $5,764,690)		6,327,800

	Principal Amount
SHORT-TERM INVESTMENT:
Repurchase Agreement (9.3%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $587,347, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $598,983. (xx)	$587,238	587,238

Total Short-Term Investment (9.3%) (Cost $587,238)		587,238

Total Investments in Securities (109.4%) (Cost $6,351,928)		6,915,038
Other Assets Less Liabilities (-9.4%)		(593,208)

Net Assets (100%)		$6,321,830

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)	At July 31, 2022, the Portfolio had loaned securities with a total value of $578,140. This was collateralized by cash of $587,238 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,327,800	$—	$—	$6,327,800
Short-Term Investment
Repurchase Agreement	—	587,238	—	587,238

Total Assets	$6,327,800	$587,238	$—	$6,915,038

Total Liabilities	$—	$—	$—	$—

Total	$6,327,800	$587,238	$—	$6,915,038

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$704,513
Aggregate gross unrealized depreciation	(151,495)

Net unrealized appreciation	$553,018

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,362,020

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (83.5%)
Invesco S&P 500 Low Volatility ETF(x)	11,920	$768,959
Invesco S&P Emerging Markets Low Volatility ETF(x)	4,020	94,430
Invesco S&P International Developed Low Volatility ETF	14,230	407,405
Invesco S&P MidCap Low Volatility ETF	7,520	412,247
Invesco S&P SmallCap Low Volatility ETF	3,840	183,245
iShares Core MSCI EAFE ETF	13,200	819,060
iShares Core MSCI Emerging Markets ETF	3,690	181,031
iShares Core S&P Total US Stock Market ETF(x)	25,530	2,336,761
iShares MSCI EAFE Min Vol Factor ETF	6,120	401,961
iShares MSCI Emerging Markets Min Vol Factor ETF	1,580	88,393
iShares MSCI USA Min Vol Factor ETF	10,310	760,981
SPDR SSGA US Small Cap Low Volatility Index ETF	1,640	182,762

Total Equity		6,637,235

Fixed Income (16.0%)
iShares Core U.S. Aggregate Bond ETF	10,360	1,078,165
iShares TIPS Bond ETF	1,630	192,715

Total Fixed Income		1,270,880

Total Exchange Traded Funds (99.5%) (Cost $6,991,710)		7,908,115

	Principal Amount
SHORT-TERM INVESTMENT:
Repurchase Agreement (14.4%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $1,146,636, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $1,169,351.(xx)	$1,146,423	1,146,423

Total Short-Term Investment (14.4%) (Cost $1,146,423)		1,146,423

Total Investments in Securities (113.9%) (Cost $8,138,133)		9,054,538
Other Assets Less Liabilities (-13.9%)		(1,103,151)

Net Assets (100%)		$7,951,387

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)	At July 31, 2022, the Portfolio had loaned securities with a total value of $1,131,257. This was collateralized by cash of $1,146,423 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,908,115	$—	$—	$7,908,115
Short-Term Investment
Repurchase Agreement	—	1,146,423	—	1,146,423

Total Assets	$7,908,115	$1,146,423	$—	$9,054,538

Total Liabilities	$—	$—	$—	$—

Total	$7,908,115	$1,146,423	$—	$9,054,538

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,076,383
Aggregate gross unrealized depreciation	(159,978)

Net unrealized appreciation	$916,405

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,138,133

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (88.2%)
Invesco S&P 500 Low Volatility ETF	10,930	$705,094
Invesco S&P Emerging Markets Low Volatility ETF(x)	3,580	84,094
Invesco S&P International Developed Low Volatility ETF	13,340	381,924
Invesco S&P MidCap Low Volatility ETF	6,840	374,969
Invesco S&P SmallCap Low Volatility ETF	3,620	172,746
iShares Core MSCI EAFE ETF	12,150	753,908
iShares Core MSCI Emerging Markets ETF	3,390	166,313
iShares Core S&P Total US Stock Market ETF(x)	23,560	2,156,447
iShares MSCI EAFE Min Vol Factor ETF	5,560	365,181
iShares MSCI Emerging Markets Min Vol Factor ETF	1,470	82,239
iShares MSCI USA Min Vol Factor ETF	9,570	706,362
SPDR SSGA US Small Cap Low Volatility Index ETF	1,490	166,046

Total Equity		6,115,323

Fixed Income (11.2%)
iShares Core U.S. Aggregate Bond ETF	6,340	659,804
iShares TIPS Bond ETF	1,000	118,230

Total Fixed Income		778,034

Total Exchange Traded Funds (99.4%) (Cost $6,031,813)		6,893,357

SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	50,000	50,000

	Principal Amount
Repurchase Agreement (1.2%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $80,410, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $82,003.(xx)	$80,395	80,395

Total Short-Term Investments (1.9%) (Cost $130,395)		130,395

Total Investments in Securities (101.3%) (Cost $6,162,208)		7,023,752
Other Assets Less Liabilities (-1.3%)		(89,984)

Net Assets (100%)		$6,933,768

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)

At July 31, 2022, the Portfolio had loaned securities with a total value of $128,498. This was collateralized by cash of $130,395 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,893,357	$—	$—	$6,893,357
Short-Term Investments
Investment Company	50,000	—	—	50,000
Repurchase Agreement	—	80,395	—	80,395

Total Assets	$6,943,357	$80,395	$—	$7,023,752

Total Liabilities	$—	$—	$—	$—

Total	$6,943,357	$80,395	$—	$7,023,752

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$929,665
Aggregate gross unrealized depreciation	(109,999)

Net unrealized appreciation	$819,666

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,204,086

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (93.2%)
Invesco S&P 500 Low Volatility ETF	9,090	$586,396
Invesco S&P Emerging Markets Low Volatility ETF(x)	2,950	69,296
Invesco S&P International Developed Low Volatility ETF	10,570	302,619
Invesco S&P MidCap Low Volatility ETF	5,660	310,281
Invesco S&P SmallCap Low Volatility ETF	2,930	139,820
iShares Core MSCI EAFE ETF	9,920	615,536
iShares Core MSCI Emerging Markets ETF	2,770	135,896
iShares Core S&P Total US Stock Market ETF(x)	19,570	1,791,242
iShares MSCI EAFE Min Vol Factor ETF	4,610	302,785
iShares MSCI Emerging Markets Min Vol Factor ETF	1,240	69,372
iShares MSCI USA Min Vol Factor ETF	7,840	578,670
SPDR SSGA US Small Cap Low Volatility Index ETF	1,260	140,414

Total Equity		5,042,327

Fixed Income (6.4%)
iShares Core U.S. Aggregate Bond ETF	2,780	289,314
iShares TIPS Bond ETF	460	54,386

Total Fixed Income		343,700

Total Exchange Traded Funds (99.6%) (Cost $4,404,791)		5,386,027

	Principal Amount
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.3%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $71,220, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $72,631.(xx)	$71,207	71,207

Total Short-Term Investment (1.3%) (Cost $71,207)		71,207

Total Investments in Securities (100.9%) (Cost $4,475,998)		5,457,234
Other Assets Less Liabilities (-0.9%)		(47,707)

Net Assets (100%)		$5,409,527

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)	At July 31, 2022, the Portfolio had loaned securities with a total value of $69,952. This was collateralized by cash of $71,207 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,386,027	$—	$—	$5,386,027
Short-Term Investment
Repurchase Agreement	—	71,207	—	71,207

Total Assets	$5,386,027	$71,207	$—	$5,457,234

Total Liabilities	$—	$—	$—	$—

Total	$5,386,027	$71,207	$—	$5,457,234

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,033,328
Aggregate gross unrealized depreciation	(52,378)

Net unrealized appreciation	$980,950

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,476,284

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (98.1%)
Invesco S&P 500 Low Volatility ETF	10,340	$667,033
Invesco S&P Emerging Markets Low Volatility ETF(x)	3,310	77,752
Invesco S&P International Developed Low Volatility ETF	11,780	337,261
Invesco S&P MidCap Low Volatility ETF	6,410	351,396
Invesco S&P SmallCap Low Volatility ETF	3,350	159,862
iShares Core MSCI EAFE ETF	11,070	686,894
iShares Core MSCI Emerging Markets ETF	3,090	151,595
iShares Core S&P Total US Stock Market ETF(x)	21,840	1,999,015
iShares MSCI EAFE Min Vol Factor ETF	5,120	336,282
iShares MSCI Emerging Markets Min Vol Factor ETF	1,280	71,610
iShares MSCI USA Min Vol Factor ETF	8,950	660,600
SPDR SSGA US Small Cap Low Volatility Index ETF	1,420	158,245

Total Equity		5,657,545

Fixed Income (1.4%)
iShares Core U.S. Aggregate Bond ETF	670	69,727
iShares TIPS Bond ETF	110	13,005

Total Fixed Income		82,732

Total Exchange Traded Funds (99.5%) (Cost $4,815,338)		5,740,277

	Principal Amount
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.7%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $95,811, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $97,709.(xx)	$95,793	95,793

Total Short-Term Investment (1.7%) (Cost $95,793)		95,793

Total Investments in Securities (101.2%) (Cost $4,911,131)		5,836,070
Other Assets Less Liabilities (-1.2%)		(67,223)

Net Assets (100%)		$5,768,847

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)	At July 31, 2022, the Portfolio had loaned securities with a total value of $94,232. This was collateralized by cash of $95,793 which was subsequently invested in joint repurchase agreements.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,740,277	$—	$—	$5,740,277
Short-Term Investment
Repurchase Agreement	—	95,793	—	95,793

Total Assets	$5,740,277	$95,793	$—	$5,836,070

Total Liabilities	$—	$—	$—	$—

Total	$5,740,277	$95,793	$—	$5,836,070

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$971,351
Aggregate gross unrealized depreciation	(52,839)

Net unrealized appreciation	$918,512

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,917,558

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.4%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	28,500	$535,230
BCE, Inc.	2,000	101,050
Deutsche Telekom AG (Registered)	13,848	261,966
Nippon Telegraph & Telephone Corp.	8,500	242,850
Singapore Telecommunications Ltd.	67,600	127,980
Swisscom AG (Registered)	922	498,685
Telenor ASA	17,872	216,429
Telia Co. AB	51,510	190,237
Verizon Communications, Inc.	24,200	1,117,798

		3,292,225

Entertainment (0.2%)
Nintendo Co. Ltd.	300	134,893
Universal Music Group NV	6,511	147,894

		282,787

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	24,000	2,791,680

Media (0.7%)
Charter Communications, Inc., Class A*	460	198,766
Comcast Corp., Class A	18,100	679,112
Quebecor, Inc., Class B	8,300	184,401

		1,062,279

Wireless Telecommunication Services (0.3%)
KDDI Corp.	7,000	225,606
Rogers Communications, Inc., Class B	4,800	220,668

		446,274

Total Communication Services		7,875,245

Consumer Discretionary (4.6%)
Auto Components (0.1%)
Bridgestone Corp.	4,800	188,005

Automobiles (0.4%)
Bayerische Motoren Werke AG	1,632	132,687
Toyota Motor Corp.	23,300	377,159

		509,846

Household Durables (0.7%)
Garmin Ltd.	6,000	585,720
Sekisui House Ltd.(x)	17,200	305,351
Sony Group Corp.	2,300	196,880

		1,087,951

Internet & Direct Marketing Retail (0.7%)
Amazon.com, Inc.*	7,600	1,025,620

Leisure Products (0.1%)
Yamaha Corp.	2,300	98,121

Multiline Retail (0.8%)
Dollar General Corp.	1,700	422,331
Target Corp.	2,700	441,126
Wesfarmers Ltd.	10,269	334,978

		1,198,435

Specialty Retail (1.8%)
AutoZone, Inc.*	200	427,478
Home Depot, Inc. (The)	3,700	1,113,478
Lowe’s Cos., Inc.	3,300	632,049
TJX Cos., Inc. (The)	2,300	140,668
Tractor Supply Co.	1,400	268,072

		2,581,745

Total Consumer Discretionary		6,689,723

Consumer Staples (11.0%)
Beverages (3.2%)
Brown-Forman Corp., Class B	1,700	126,174
Carlsberg A/S, Class B	1,112	144,011
Coca-Cola Co. (The)	23,800	1,527,246
Diageo plc	7,117	338,274
Heineken NV	2,851	280,857
Keurig Dr Pepper, Inc.	10,132	392,514
Monster Beverage Corp.*	1,657	165,070
PepsiCo, Inc.	8,900	1,557,144
Pernod Ricard SA	493	97,028

		4,628,318

Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	1,868	1,011,148
George Weston Ltd.	1,000	119,355
Koninklijke Ahold Delhaize NV	7,274	200,414
Loblaw Cos. Ltd.	2,500	227,578
Metro, Inc.	1,800	99,674
Tesco plc	29,714	95,200
Walmart, Inc.	6,800	897,940
Woolworths Group Ltd.	6,609	173,543

		2,824,852

Food Products (2.7%)
Archer-Daniels-Midland Co.	12,700	1,051,179
Danone SA	2,470	136,189
General Mills, Inc.	8,600	643,194
Hershey Co. (The)	2,200	501,512
Kellogg Co.	7,700	569,184
McCormick & Co., Inc. (Non-Voting)	3,200	279,520
Nestle SA (Registered)	6,253	768,001

		3,948,779

Household Products (2.4%)
Church & Dwight Co., Inc.	3,300	290,301
Clorox Co. (The)	1,600	226,944
Colgate-Palmolive Co.	12,800	1,007,872
Essity AB, Class B	5,085	129,257
Kimberly-Clark Corp.	3,600	474,444
Procter & Gamble Co. (The)	9,600	1,333,536

		3,462,354

Personal Products (0.8%)
Beiersdorf AG	2,994	307,822
Estee Lauder Cos., Inc. (The), Class A	1,200	327,720
Haleon plc*	11,219	39,867
L’Oreal SA	776	293,111
Unilever plc (Cboe Europe)	4,078	198,971
Unilever plc (London Stock Exchange)	1,300	63,322

		1,230,813

Total Consumer Staples		16,095,116

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Enbridge, Inc.	15,300	687,129
OMV AG	2,887	122,502

Total Energy		809,631

Financials (21.1%)
Banks (6.0%)
Bank Hapoalim BM	42,421	397,914
Bank Leumi Le-Israel BM	10,549	103,130
Bank of America Corp.	13,900	469,959

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Montreal(x)	6,400	$638,026
Bank of Nova Scotia (The)	12,400	755,397
Canadian Imperial Bank of Commerce	9,000	455,289
Commonwealth Bank of Australia	2,502	176,973
DBS Group Holdings Ltd.	11,000	251,247
Israel Discount Bank Ltd., Class A	31,153	177,783
JPMorgan Chase & Co.	10,800	1,245,888
Mitsubishi UFJ Financial Group, Inc.	48,200	271,685
National Bank of Canada	2,900	203,479
Nordea Bank Abp	13,972	137,694
Oversea-Chinese Banking Corp. Ltd.	22,500	190,474
PNC Financial Services Group, Inc. (The)	1,800	298,692
Regions Financial Corp.	5,900	124,962
Royal Bank of Canada(x)	9,800	955,549
Sumitomo Mitsui Financial Group, Inc.	10,000	313,402
Sumitomo Mitsui Trust Holdings, Inc.	10,700	350,746
Svenska Handelsbanken AB, Class A	12,505	112,823
Toronto-Dominion Bank (The)	13,700	889,904
United Overseas Bank Ltd.	9,800	195,950
US Bancorp	2,900	136,880

		8,853,846

Capital Markets (3.9%)
Ameriprise Financial, Inc.	400	107,968
ASX Ltd.	7,512	465,606
Bank of New York Mellon Corp. (The)	4,300	186,878
BlackRock, Inc.	700	468,426
CME Group, Inc.	1,900	379,012
Deutsche Boerse AG	2,051	357,512
FactSet Research Systems, Inc.	300	128,904
Goldman Sachs Group, Inc. (The)	500	166,695
Intercontinental Exchange, Inc.	4,600	469,154
Moody’s Corp.	1,200	372,300
Morgan Stanley	1,900	160,170
MSCI, Inc.	700	336,938
Nasdaq, Inc.	600	108,540
Northern Trust Corp.	4,200	419,076
Raymond James Financial, Inc.	3,200	315,104
S&P Global, Inc.	2,100	791,553
T. Rowe Price Group, Inc.	2,100	259,287
TMX Group Ltd.	1,900	194,948

		5,688,071

Consumer Finance (0.6%)
American Express Co.	4,600	708,492
Discover Financial Services	1,400	141,400

		849,892

Diversified Financial Services (1.1%)
Berkshire Hathaway, Inc., Class B*	5,500	1,653,300

Insurance (9.5%)
Admiral Group plc	5,511	128,853
Aflac, Inc.	10,200	584,460
Allianz SE (Registered)	3,452	626,022
American Financial Group, Inc.	1,000	133,680
American International Group, Inc.	5,400	279,558
Aon plc, Class A	2,900	844,016
Arthur J Gallagher & Co.	3,100	554,869
Assicurazioni Generali SpA	20,746	311,031
Brown & Brown, Inc.	1,700	110,670
Chubb Ltd.	4,800	905,472
Cincinnati Financial Corp.	800	77,872
Dai-ichi Life Holdings, Inc.	9,200	159,419
Hannover Rueck SE	1,052	148,621
Hartford Financial Services Group, Inc. (The)	2,600	167,622
iA Financial Corp., Inc.	1,900	104,544
Intact Financial Corp.	3,000	446,527
Loews Corp.	5,300	308,725
Manulife Financial Corp.	23,400	428,328
Markel Corp.*	190	246,457
Marsh & McLennan Cos., Inc.	7,000	1,147,720
MetLife, Inc.	7,600	480,700
MS&AD Insurance Group Holdings, Inc.	8,500	275,033
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,338	302,569
NN Group NV(x)	6,711	314,606
Poste Italiane SpA(m)	10,421	87,713
Progressive Corp. (The)	3,300	379,698
Prudential Financial, Inc.	1,400	139,986
Sampo OYJ, Class A	10,515	453,816
Sompo Holdings, Inc.	9,600	427,454
Sun Life Financial, Inc.	8,100	376,109
Swiss Re AG	1,961	147,536
Tokio Marine Holdings, Inc.	6,600	385,087
Travelers Cos., Inc. (The)	7,000	1,110,900
W R Berkley Corp.	4,100	256,373
Willis Towers Watson plc	2,000	413,880
Zurich Insurance Group AG	1,542	673,101

		13,939,027

Total Financials		30,984,136

Health Care (11.8%)
Biotechnology (0.7%)
AbbVie, Inc.	2,100	301,371
Amgen, Inc.	1,206	298,449
CSL Ltd.	795	161,453
Gilead Sciences, Inc.	1,700	101,575
Regeneron Pharmaceuticals, Inc.*	300	174,507

		1,037,355

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	9,400	1,023,096
Becton Dickinson and Co.	1,300	317,603
Boston Scientific Corp.*	2,300	94,415
Coloplast A/S, Class B	1,154	134,787
Edwards Lifesciences Corp.*	3,400	341,836
Hologic, Inc.*	2,500	178,450
Hoya Corp.	1,000	100,446
IDEXX Laboratories, Inc.*	562	224,339
ResMed, Inc.	600	144,312

		2,559,284

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	1,200	175,116
Cigna Corp.	1,800	495,648
CVS Health Corp.	1,700	162,656
Elevance Health, Inc.	1,100	524,810
HCA Healthcare, Inc.	1,200	254,904
Laboratory Corp. of America Holdings	700	183,533
McKesson Corp.	1,300	444,054
Quest Diagnostics, Inc.	700	95,599
Sonic Healthcare Ltd.	5,021	120,454
UnitedHealth Group, Inc.	2,500	1,355,850

		3,812,624

Life Sciences Tools & Services (2.4%)
Agilent Technologies, Inc.	3,500	469,350
Danaher Corp.	3,200	932,704

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Mettler-Toledo International, Inc.*	200	$269,946
Thermo Fisher Scientific, Inc.	2,000	1,196,820
Waters Corp.*	900	327,627
West Pharmaceutical Services, Inc.	900	309,204

		3,505,651

Pharmaceuticals (4.3%)
Astellas Pharma, Inc.	7,500	117,616
Bristol-Myers Squibb Co.	3,400	250,852
Eli Lilly and Co.	2,000	659,380
GSK plc	8,975	189,077
Johnson & Johnson	8,600	1,500,872
Merck & Co., Inc.	8,800	786,192
Merck KGaA	1,861	353,468
Novartis AG (Registered)	5,261	452,159
Novo Nordisk A/S, Class B	4,065	478,076
Roche Holding AG	1,785	592,764
Sanofi	1,405	139,802
Zoetis, Inc.	4,600	839,730

		6,359,988

Total Health Care		17,274,902

Industrials (16.3%)
Aerospace & Defense (1.3%)
General Dynamics Corp.	1,800	408,006
L3Harris Technologies, Inc.	700	167,979
Lockheed Martin Corp.	1,800	744,858
Northrop Grumman Corp.	1,100	526,790
Raytheon Technologies Corp.	1,400	130,494

		1,978,127

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	4,680	186,253
Expeditors International of Washington, Inc.	4,800	510,000
United Parcel Service, Inc., Class B	2,700	526,203

		1,222,456

Building Products (1.3%)
Allegion plc	5,500	581,350
Assa Abloy AB, Class B	6,231	147,165
Daikin Industries Ltd.	1,000	175,888
Geberit AG (Registered)	619	326,414
Johnson Controls International plc	5,800	312,678
Trane Technologies plc	2,600	382,174

		1,925,669

Commercial Services & Supplies (0.9%)
Brambles Ltd.	14,150	113,630
Cintas Corp.	844	359,113
Copart, Inc.*	1,507	193,047
Republic Services, Inc.	1,100	152,526
Secom Co. Ltd.	2,500	167,418
Waste Management, Inc.	2,000	329,120

		1,314,854

Construction & Engineering (0.1%)
WSP Global, Inc.	900	108,586

Electrical Equipment (1.8%)
ABB Ltd. (Registered)	10,619	323,113
Eaton Corp. plc	4,900	727,111
Emerson Electric Co.	10,100	909,707
Rockwell Automation, Inc.	1,300	331,864
Schneider Electric SE	2,328	322,901

		2,614,696

Industrial Conglomerates (1.4%)
3M Co.	7,900	1,131,596
Honeywell International, Inc.	4,600	885,316

		2,016,912

Machinery (3.0%)
Atlas Copco AB, Class A	35,680	417,106
Caterpillar, Inc.	1,000	198,250
Cummins, Inc.	1,000	221,310
Deere & Co.(x)	1,300	446,134
Dover Corp.	2,600	347,568
Illinois Tool Works, Inc.	4,800	997,248
Kone OYJ, Class B	2,205	100,585
PACCAR, Inc.	7,181	657,205
Pentair plc	5,900	288,451
SKF AB, Class B	5,578	94,268
Snap-on, Inc.	1,600	358,480
Volvo AB, Class B	12,291	220,328

		4,346,933

Marine (0.1%)
AP Moller - Maersk A/S, Class A	56	149,634

Professional Services (0.9%)
Jacobs Engineering Group, Inc.	1,400	192,220
Teleperformance	337	112,794
Thomson Reuters Corp.	1,800	202,118
Verisk Analytics, Inc.	1,600	304,400
Wolters Kluwer NV	4,825	524,268

		1,335,800

Road & Rail (2.7%)
Canadian National Railway Co.	5,900	747,458
Canadian Pacific Railway Ltd.	2,500	197,122
CSX Corp.	15,343	496,039
Norfolk Southern Corp.	3,700	929,329
Old Dominion Freight Line, Inc.	1,400	424,914
Union Pacific Corp.	5,500	1,250,150

		4,045,012

Trading Companies & Distributors (2.0%)
Brenntag SE	4,227	295,552
Fastenal Co.	12,442	639,021
ITOCHU Corp.	16,000	467,009
Mitsubishi Corp.	15,300	455,573
Mitsui & Co. Ltd.	15,500	340,565
Toromont Industries Ltd.	1,300	109,488
Toyota Tsusho Corp.	4,400	150,459
WW Grainger, Inc.	800	434,824

		2,892,491

Total Industrials		23,951,170

Information Technology (17.9%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	18,194	825,462
Motorola Solutions, Inc.	1,400	334,026

		1,159,488

Electronic Equipment, Instruments & Components (1.3%)
Amphenol Corp., Class A	8,700	671,031
CDW Corp.	4,400	798,732
Keysight Technologies, Inc.*	1,000	162,600
Kyocera Corp.	2,400	133,461
TE Connectivity Ltd.	1,300	173,849

		1,939,673

IT Services (3.6%)
Accenture plc, Class A	3,000	918,780
Automatic Data Processing, Inc.	4,011	967,132
Broadridge Financial Solutions, Inc.	700	112,385
CGI, Inc.*	1,600	137,191
Cognizant Technology Solutions Corp., Class A	2,209	150,124
Fiserv, Inc.*	2,300	243,064
Gartner, Inc.*	400	106,192

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
International Business Machines Corp.	1,200	$156,948
Mastercard, Inc., Class A	1,900	672,201
Paychex, Inc.	2,859	366,753
VeriSign, Inc.*	1,395	263,878
Visa, Inc., Class A	4,200	890,862
Western Union Co. (The)	18,100	308,062

		5,293,572

Semiconductors & Semiconductor Equipment (2.1%)
ASML Holding NV	1,049	602,295
Intel Corp.	8,232	298,904
KLA Corp.	500	191,770
NXP Semiconductors NV	1,873	344,407
QUALCOMM, Inc.	2,200	319,132
Texas Instruments, Inc.	7,800	1,395,342

		3,151,850

Software (5.2%)
Adobe, Inc.*	1,526	625,843
Cadence Design Systems, Inc.*	2,296	427,240
Microsoft Corp.	17,410	4,887,683
Open Text Corp.	3,400	139,075
Oracle Corp.	9,800	762,832
Roper Technologies, Inc.	800	349,336
Synopsys, Inc.*	1,000	367,500

		7,559,509

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	39,504	6,419,795
Canon, Inc.	10,500	248,440
FUJIFILM Holdings Corp.	3,700	211,326
HP, Inc.	7,000	233,730
NetApp, Inc.	1,400	99,862

		7,213,153

Total Information Technology		26,317,245

Materials (3.0%)
Chemicals (2.3%)
BASF SE	6,433	285,463
Corteva, Inc.	10,800	621,540
Ecolab, Inc.	1,400	231,238
Evonik Industries AG	5,880	125,213
Givaudan SA (Registered)	84	294,040
Nitto Denko Corp.	1,900	122,335
Novozymes A/S, Class B	2,091	133,477
Nutrien Ltd.	5,100	436,579
Sherwin-Williams Co. (The)	2,900	701,626
Symrise AG	2,778	322,513
Yara International ASA	2,537	108,048

		3,382,072

Containers & Packaging (0.1%)
Ball Corp.	2,000	146,840

Metals & Mining (0.6%)
BHP Group Ltd.	7,744	212,991
Franco-Nevada Corp.	1,200	153,656
Rio Tinto Ltd.	2,153	147,558
Rio Tinto plc	3,125	188,090
Wheaton Precious Metals Corp.	4,100	140,685

		842,980

Total Materials		4,371,892

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
American Tower Corp. (REIT)	2,700	731,241
AvalonBay Communities, Inc. (REIT)	1,400	299,516
Crown Castle International Corp. (REIT)	1,700	307,122
Dexus (REIT)	44,644	297,851
Equity Residential (REIT)	3,400	266,526
Essex Property Trust, Inc. (REIT)	400	114,612
Goodman Group (REIT)	7,429	107,946
Japan Real Estate Investment Corp. (REIT)	37	178,418
Mid-America Apartment Communities, Inc. (REIT)	900	167,157
Prologis, Inc. (REIT)	4,500	596,520
Public Storage (REIT)	1,000	326,410
Weyerhaeuser Co. (REIT)	4,500	163,440

		3,556,759

Real Estate Management & Development (0.3%)
Capitaland Investment Ltd.	49,900	141,933
Mitsubishi Estate Co. Ltd.	9,200	136,997
Swiss Prime Site AG (Registered)	1,335	121,464

		400,394

Total Real Estate		3,957,153

Utilities (3.8%)
Electric Utilities (1.1%)
Eversource Energy	6,900	608,718
Iberdrola SA	32,488	346,130
Power Assets Holdings Ltd.	15,500	101,433
Red Electrica Corp. SA	5,446	107,013
Terna - Rete Elettrica Nazionale	58,178	446,113

		1,609,407

Gas Utilities (0.6%)
Atmos Energy Corp.	4,100	497,699
Osaka Gas Co. Ltd.	5,500	98,829
Snam SpA	59,198	297,340

		893,868

Multi-Utilities (1.8%)
Canadian Utilities Ltd., Class A(x)	4,700	152,134
CMS Energy Corp.	2,600	178,698
Consolidated Edison, Inc.	7,600	754,452
E.ON SE	33,023	295,995
National Grid plc	11,977	165,336
Sempra Energy	5,300	878,740
WEC Energy Group, Inc.	1,700	176,477

		2,601,832

Water Utilities (0.3%)
American Water Works Co., Inc.	2,100	326,424
Essential Utilities, Inc.	3,000	155,820

		482,244

Total Utilities		5,587,351

Total Common Stocks (98.1%) (Cost $140,793,452)		143,913,564

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	829,661	829,827

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.4%)
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/1/22, repurchase price $614,571, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $626,746.(xx)	$614,457	$614,457

Total Short-Term Investments (1.0%) (Cost $1,444,225)		1,444,284

Total Investments in Securities (99.1%) (Cost $142,237,677)		145,357,848
Other Assets Less Liabilities (0.9%)		1,332,124

Net Assets (100%)		$146,689,972

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2022, the market value of these securities amounted to $87,713 or 0.1% of net assets.

(x)	All or a portion of security is on loan at July 31, 2022.

(xx)

At July 31, 2022, the Portfolio had loaned securities with a total value of $2,070,801. This was collateralized by $1,554,476 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 8/31/22 – 5/15/52 and by cash of $614,457 which was subsequently invested in joint repurchase agreements.

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Brazil	0.2
Canada	6.5
China	0.2
Denmark	0.7
Finland	0.5
France	0.5
Germany	2.7
Hong Kong	0.1
Israel	0.5
Italy	0.8
Japan	4.8
Netherlands	1.4
Norway	0.1
Singapore	0.6
Spain	0.3
Sweden	0.9
Switzerland	2.0
United Kingdom	0.7
United States	73.8
Cash and Other	0.9

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,828,705	$2,046,540	$—	$7,875,245
Consumer Discretionary	5,056,542	1,633,181	—	6,689,723
Consumer Staples	12,829,249	3,265,867	—	16,095,116
Energy	687,129	122,502	—	809,631
Financials	23,040,336	7,943,800	—	30,984,136
Health Care	14,434,800	2,840,102	—	17,274,902
Industrials	18,860,247	5,090,923	—	23,951,170
Information Technology	25,121,723	1,195,522	—	26,317,245
Materials	2,432,164	1,939,728	—	4,371,892
Real Estate	2,972,544	984,609	—	3,957,153
Utilities	3,729,162	1,858,189	—	5,587,351
Short-Term Investments
Investment Company	829,827	—	—	829,827
Repurchase Agreement	—	614,457	—	614,457

Total Assets	$115,822,428	$29,535,420	$—	$145,357,848

Total Liabilities	$—	$—	$—	$—

Total	$115,822,428	$29,535,420	$—	$145,357,848

As of July 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,930,350
Aggregate gross unrealized depreciation	(7,085,174)

Net unrealized appreciation	$2,845,176

Federal income tax cost of investments in securities and derivative instruments, if applicable	$142,512,672

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each series (each, a “Fund” and collectively, the “Funds”) of the 1290 Funds (the “Trust”). The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”), an affiliate of Equitable Investment Management Group, LLC, the Trust’s investment adviser (“EIM”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of July 31, 2022, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2022 (Unaudited)

accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.